UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Jillian L. Bosmann, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/21

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

SEMI-ANNUAL REPORT APRIL 30, 2021 These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

LIFE’S DIRECTION At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you. We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life. Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds. COMMERCE FUNDS RISK/REWARD LANDSCAPE REWARD POTENTIAL Short-Term Bond National Missouri Kansas Value Growth MidCap Government Tax-Free Tax-Free Tax-Free Growth Intermediate Intermediate Intermediate Bond Bond Bond RISK In general, greater returns are associated with greater risks and increased risks create the potential for greater losses. The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2021 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE COMMERCE FUNDS

Performance Summaries

April 30, 2021 (Unaudited)

The following is performance information for the Funds. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2020 - April 30, 2021	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	24.01%	24.31%	Russell 1000® Growth(b)
Value	31.62	36.30	Russell 1000® Value(c)
MidCap Growth	25.11	24.84	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	0.35	–1.52	Bloomberg Barclays U.S. Aggregate Bond(e)
Short-Term Government	–0.03	–0.26	Bloomberg Barclays U.S. 1-5 Year Government Bond Index(f)
National Tax-Free Intermediate Bond	1.11	2.05	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	1.23	2.05	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	0.87	2.05	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Recent Market Events related to COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak has resulted in travel and border restrictions, quarantines, curfews, restrictions on large gatherings, cancellations, lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains and general public concern and uncertainty. While governments have taken unprecedented actions to limit disruption to the financial system caused by COVID-19, global financial markets have experienced, and may continue to experience, significant losses in value, volatility and liquidity constraints resulting from the spread of the disease. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect a Fund’s performance and the performance of the securities in which a Fund invests, and may lead to losses on your investment in the Fund. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the disease as well as the availability and success of related vaccines. The Commerce Funds’ long-term commitment to shareholders remains unchanged, and we encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting Commercefunds.com.

THE GROWTH FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Automobiles* – 2.3%
7,555	Tesla, Inc.	$ 5,359,819

Beverages – 1.1%
17,575	PepsiCo, Inc.	2,533,612

Biotechnology – 1.0%
9,695	Amgen, Inc.	2,323,310

Capital Markets – 2.2%
21,710	Intercontinental Exchange, Inc.	2,555,484
14,055	T. Rowe Price Group, Inc.	2,518,656

		5,074,140

Chemicals – 2.2%
23,065	RPM International, Inc.	2,187,485
10,080	The Sherwin-Williams Co.	2,760,609

		4,948,094

Commercial Services & Supplies – 3.2%
18,645	Copart, Inc.*	2,321,489
59,570	Rollins, Inc.	2,220,770
19,630	Waste Management, Inc.	2,708,351

		7,250,610

Containers & Packaging – 1.0%
24,280	Ball Corp.	2,273,579

Electrical Equipment – 0.9%
7,815	Rockwell Automation, Inc.	2,065,192

Electronic Equipment, Instruments & Components – 2.1%
37,425	Amphenol Corp. Class A	2,520,199
25,915	Cognex Corp.	2,231,800

		4,751,999

Entertainment – 3.9%
15,580	Electronic Arts, Inc.	2,213,606
4,625	Netflix, Inc.*	2,374,799
11,910	Take-Two Interactive Software, Inc.*	2,088,776
204,140	Zynga, Inc. Class A*	2,208,795

		8,885,976

Equity Real Estate Investment Trusts (REITs) – 1.3%
10,230	Public Storage	2,876,267

Health Care Equipment & Supplies – 2.3%
19,935	Abbott Laboratories	2,393,795
10,435	Stryker Corp.	2,740,544

		5,134,339

Health Care Providers & Services – 2.0%
7,570	Amedisys, Inc.*	2,042,764
6,600	UnitedHealth Group, Inc.	2,632,080

		4,674,844

Health Care Technology – 0.9%
28,450	Cerner Corp.	2,135,172

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.2%
10,760	McDonald’s Corp.	$ 2,540,221
22,510	Starbucks Corp.	2,577,170

		5,117,391

Industrial Conglomerates – 1.2%
6,035	Roper Technologies, Inc.	2,694,265

Interactive Media & Services* – 8.2%
4,770	Alphabet, Inc. Class A	11,226,195
23,250	Facebook, Inc. Class A	7,558,110

		18,784,305

Internet & Direct Marketing Retail – 8.3%
4,835	Amazon.com, Inc.*	16,764,976
40,165	eBay, Inc.	2,240,805

		19,005,781

IT Services – 9.5%
13,870	Broadridge Financial Solutions, Inc.	2,200,198
20,980	Fiserv, Inc.*	2,520,118
7,980	FleetCor Technologies, Inc.*	2,296,006
13,720	Jack Henry & Associates, Inc.	2,234,028
8,965	Mastercard, Inc. Class A	3,425,168
9,905	PayPal Holdings, Inc.*	2,597,982
10,525	VeriSign, Inc.*	2,302,554
17,790	Visa, Inc. Class A	4,155,032

		21,731,086

Life Sciences Tools & Services – 3.3%
19,590	Agilent Technologies, Inc.	2,618,007
1,810	Mettler-Toledo International, Inc.*	2,377,109
5,325	Thermo Fisher Scientific, Inc.	2,503,975

		7,499,091

Machinery – 1.1%
11,050	Illinois Tool Works, Inc.	2,546,583

Multiline Retail – 1.2%
12,485	Dollar General Corp.	2,681,154

Personal Products – 1.2%
8,460	The Estee Lauder Cos., Inc. Class A	2,654,748

Pharmaceuticals – 2.3%
15,085	Johnson & Johnson	2,454,782
15,560	Zoetis, Inc.	2,692,347

		5,147,129

Road & Rail – 1.1%
11,740	Union Pacific Corp.	2,607,337

Semiconductors & Semiconductor Equipment – 3.7%
19,500	Entegris, Inc.	2,195,310
6,465	NVIDIA Corp.	3,881,457
13,445	Texas Instruments, Inc.	2,426,957

		8,503,724

The accompanying notes are an integral part of these financial statements.	3

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 16.1%
7,230	ANSYS, Inc.*	$ 2,643,722
9,105	Autodesk, Inc.*	2,657,841
18,925	Cadence Design Systems, Inc.*	2,493,747
14,865	Citrix Systems, Inc.	1,841,030
87,200	Microsoft Corp.	21,990,096
7,485	Palo Alto Networks, Inc.*	2,645,124
5,080	ServiceNow, Inc.*	2,572,360

		36,843,920

Specialty Retail – 1.2%
8,380	The Home Depot, Inc.	2,712,355

Technology Hardware, Storage & Peripherals – 10.7%
185,140	Apple, Inc.	24,338,504

Textiles, Apparel & Luxury Goods – 1.0%
17,515	Nike, Inc. Class B	2,322,839

TOTAL COMMON STOCKS
(Cost $125,936,968)		$225,477,165

Exchange Traded Fund – 1.0%
8,840	iShares Russell 1000 Growth ETF
(Cost $2,129,512)		$ 2,296,102

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund — Premier Class
250,369	0.026%	$250,369
(Cost $250,369)

TOTAL INVESTMENTS – 99.8%
(Cost $128,316,849)		$228,023,636

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		426,170

NET ASSETS – 100.0%		$228,449,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 04/30/21	AS OF 10/31/20

Information Technology	42.0%	44.2%
Consumer Discretionary	16.3	16.5
Communication Services	12.1	10.0
Health Care	11.8	10.5
Industrials	7.5	7.7
Materials	3.2	4.3
Consumer Staples	2.3	2.4
Financials	2.2	2.3
Real Estate	1.3	2.4
Exchange-Traded Funds	1.0	—
Investment Company	0.1	—

TOTAL INVESTMENTS	99.8%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Aerospace & Defense – 3.8%
33,500	General Dynamics Corp.	$ 6,372,705
16,750	Lockheed Martin Corp.	6,374,380

		12,747,085

Air Freight & Logistics – 2.2%
36,500	United Parcel Service, Inc. Class B	7,440,890

Banks – 7.9%
69,000	JPMorgan Chase & Co.	10,612,890
129,000	Truist Financial Corp.	7,650,990
136,000	U.S. Bancorp.	8,071,600

		26,335,480

Beverages – 1.9%
43,000	PepsiCo., Inc.	6,198,880

Biotechnology – 1.7%
24,000	Amgen, Inc.	5,751,360

Capital Markets – 7.6%
22,000	CME Group, Inc.	4,443,780
96,000	Morgan Stanley	7,924,800
58,000	Northern Trust Corp.	6,600,400
34,500	T. Rowe Price Group, Inc.	6,182,400

		25,151,380

Chemicals – 1.9%
54,000	Eastman Chemical Co.	6,231,060

Communications Equipment – 1.8%
116,500	Cisco Systems, Inc.	5,931,015

Containers & Packaging – 3.8%
111,000	International Paper Co.	6,438,000
95,000	Sonoco Products Co.	6,218,700

		12,656,700

Distributors – 1.9%
51,500	Genuine Parts Co.	6,435,955

Diversified Telecommunication Services – 4.7%
202,000	AT&T, Inc.	6,344,820
158,000	Verizon Communications, Inc.	9,130,820

		15,475,640

Electric Utilities – 2.9%
96,000	Duke Energy Corp.	9,666,240

Electrical Equipment – 3.7%
44,000	Eaton Corp. PLC	6,288,920
67,000	Emerson Electric Co.	6,062,830

		12,351,750

Equity Real Estate Investment Trusts (REITs) – 3.0%
18,750	Public Storage	5,271,750
64,000	WP Carey, Inc.	4,792,960

		10,064,710

Shares	Description	Value

Common Stocks – (continued)
Food Products – 3.4%
106,000	Archer-Daniels-Midland Co.	$ 6,691,780
75,000	General Mills, Inc.	4,564,500

		11,256,280

Health Care Providers & Services – 3.6%
99,000	Cardinal Health, Inc.	5,973,660
80,500	CVS Health Corp.	6,150,200

		12,123,860

Hotels, Restaurants & Leisure – 1.9%
27,000	McDonald’s Corp.	6,374,160

Household Products – 1.8%
45,500	The Procter & Gamble Co.	6,070,610

Industrial Conglomerates – 1.9%
31,500	3M Co.	6,209,910

Insurance – 4.3%
113,000	MetLife, Inc.	7,190,190
113,500	Principal Financial Group, Inc.	7,249,245

		14,439,435

IT Services – 3.7%
45,000	International Business Machines Corp.	6,384,600
61,000	Paychex, Inc.	5,946,890

		12,331,490

Machinery – 3.7%
26,500	Caterpillar, Inc.	6,044,915
27,000	Illinois Tool Works, Inc.	6,222,420

		12,267,335

Media – 2.1%
215,000	The Interpublic Group of Cos., Inc.	6,826,250

Multi-Utilities – 2.9%
121,000	Dominion Energy, Inc.	9,667,900

Oil, Gas & Consumable Fuels – 4.4%
142,000	Chevron Corp.	14,635,940

Pharmaceuticals – 6.0%
46,500	Johnson & Johnson	7,566,945
79,000	Merck & Co., Inc.	5,885,500
169,000	Pfizer, Inc.	6,531,850

		19,984,295

Semiconductors & Semiconductor Equipment – 1.8%
32,500	Texas Instruments, Inc.	5,866,575

Specialty Retail – 1.9%
20,000	The Home Depot, Inc.	6,473,400

Textiles, Apparel & Luxury Goods – 1.9%
298,000	Hanesbrands, Inc.	6,275,880

TOTAL COMMON STOCKS
(Cost $238,172,942)		$313,241,465

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 4.0%
85,000	iShares Russell 1000 Value Index Fund
(Cost $11,756,376)		$ 13,391,750

Shares	Dividend Rate	Value

Investment Company – 1.7%
State Street Institutional US Government Money Market Fund — Premier Class
5,663,321	0.026%	$5,663,321
(Cost $5,663,321)

TOTAL INVESTMENTS – 99.8%
(Cost $255,592,639)		$332,296,536

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		817,239

NET ASSETS – 100.0%		$333,113,775

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

PORTFOLIO COMPOSITION

	AS OF 04/30/21	AS OF 10/30/20

Financials	19.8%	18.6%
Industrials	15.3	13.3
Health Care	11.4	13.6
Consumer Discretionary	7.7	5.6
Information Technology	7.2	7.6
Consumer Staples	7.1	11.3
Communication Services	6.7	6.7
Utilities	5.8	6.2
Materials	5.7	8.0
Energy	4.4	3.2
Exchange-Traded Funds	4.0	3.6
Real Estate	3.0	1.9
Investment Company	1.7	0.5

TOTAL INVESTMENT	99.8%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Air Freight & Logistics – 1.2%
37,425	CH Robinson Worldwide, Inc.	$ 3,633,219

Capital Markets – 5.0%
11,070	FactSet Research Systems, Inc.	3,721,956
15,715	Morningstar, Inc.	4,164,632
8,390	MSCI, Inc.	4,075,610
20,890	T. Rowe Price Group, Inc.	3,743,488

		15,705,686

Chemicals – 3.5%
32,490	FMC Corp.	3,841,618
39,410	RPM International, Inc.	3,737,644
15,430	The Scotts Miracle-Gro Co.	3,566,799

		11,146,061

Commercial Services & Supplies – 1.3%
105,235	Rollins, Inc.	3,923,161

Communications Equipment – 2.4%
45,040	Lumentum Holdings, Inc.*	3,830,652
19,650	Motorola Solutions, Inc.	3,700,095

		7,530,747

Distributors – 1.4%
10,460	Pool Corp.	4,419,559

Electrical Equipment – 1.1%
13,515	Rockwell Automation, Inc.	3,571,474

Electronic Equipment, Instruments & Components – 6.1%
55,900	Amphenol Corp. Class A	3,764,306
22,745	CDW Corp.	4,056,116
45,910	Cognex Corp.	3,953,769
17,540	IPG Photonics Corp.*	3,808,109
7,670	Zebra Technologies Corp. Class A*	3,740,966

		19,323,266

Entertainment* – 2.4%
20,895	Take-Two Interactive Software, Inc.	3,664,565
366,065	Zynga, Inc. Class A	3,960,823

		7,625,388

Equity Real Estate Investment Trusts (REITs) – 2.4%
30,075	CoreSite Realty Corp.	3,653,812
27,165	Extra Space Storage, Inc.	4,039,164

		7,692,976

Food Products – 2.4%
40,650	McCormick & Co., Inc.	3,673,134
22,625	The Hershey Co.	3,717,287

		7,390,421

Health Care Equipment & Supplies – 5.1%
12,445	ABIOMED, Inc.*	3,991,485
13,550	Penumbra, Inc.*	4,146,165
9,355	The Cooper Cos., Inc.	3,843,876
12,795	West Pharmaceutical Services, Inc.	4,203,413

		16,184,939

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 6.0%
13,805	Amedisys, Inc.*	$ 3,725,279
60,195	Cardinal Health, Inc.	3,632,166
7,715	Chemed Corp.	3,677,046
26,450	Guardant Health, Inc.*	4,205,021
14,205	Laboratory Corp. of America Holdings*	3,776,684

		19,016,196

Health Care Technology – 1.2%
49,535	Cerner Corp.	3,717,602

Hotels, Restaurants & Leisure – 2.5%
2,500	Chipotle Mexican Grill, Inc.*	3,730,075
9,715	Domino’s Pizza, Inc.	4,103,033

		7,833,108

Household Products – 3.3%
42,070	Church & Dwight Co., Inc.	3,607,082
119,200	Reynolds Consumer Products, Inc.	3,494,944
18,800	The Clorox Co.	3,431,000

		10,533,026

Interactive Media & Services* – 1.3%
25,450	Match Group, Inc.	3,960,784

IT Services – 11.0%
36,160	Akamai Technologies, Inc.*	3,930,592
48,410	Black Knight, Inc.*	3,505,852
23,900	Broadridge Financial Solutions, Inc.	3,791,257
9,655	EPAM Systems, Inc.*	4,419,576
12,990	FleetCor Technologies, Inc.*	3,737,483
82,020	Genpact Ltd.	3,898,411
23,115	Jack Henry & Associates, Inc.	3,763,815
36,695	Paychex, Inc.	3,577,396
18,240	VeriSign, Inc.*	3,990,365

		34,614,747

Life Sciences Tools & Services – 6.6%
29,445	Agilent Technologies, Inc.	3,935,030
9,630	Bio-Techne Corp.	4,116,729
19,115	IQVIA Holdings, Inc.*	4,486,099
3,205	Mettler-Toledo International, Inc.*	4,209,191
18,820	Repligen Corp.*	3,984,382

		20,731,431

Machinery – 5.0%
61,900	Donaldson Co., Inc.	3,892,272
51,260	Graco, Inc.	3,936,768
17,815	Nordson Corp.	3,766,269
34,960	The Toro Co.	4,006,416

		15,601,725

Multiline Retail* – 1.2%
33,825	Dollar Tree, Inc.	3,886,493

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 3.6%
44,625	Booz Allen Hamilton Holding Corp.	$ 3,701,644
4,420	CoStar Group, Inc.*	3,776,580
37,500	Leidos Holdings, Inc.	3,798,000

		11,276,224

Road & Rail – 2.4%
22,300	JB Hunt Transport Services, Inc.	3,806,833
21,865	Landstar System, Inc.	3,766,902

		7,573,735

Semiconductors & Semiconductor Equipment – 4.9%
34,660	Entegris, Inc.	3,902,023
11,940	KLA Corp.	3,765,279
10,750	Monolithic Power Systems, Inc.	3,884,835
31,765	Teradyne, Inc.	3,973,166

		15,525,303

Software – 10.7%
10,770	ANSYS, Inc.*	3,938,158
28,020	Cadence Design Systems, Inc.*	3,692,195
26,350	Citrix Systems, Inc.	3,263,448
134,065	Dropbox, Inc. Class A*	3,445,470
22,280	Five9, Inc.*	4,187,972
11,080	Palo Alto Networks, Inc.*	3,915,561
28,050	PTC, Inc.*	3,672,867
15,265	Synopsys, Inc.*	3,771,371
8,650	Tyler Technologies, Inc.*	3,675,039

		33,562,081

Specialty Retail – 2.4%
31,120	Best Buy Co., Inc.	3,618,322
21,045	Tractor Supply Co.	3,969,087

		7,587,409

Technology Hardware, Storage & Peripherals – 1.3%
54,305	NetApp, Inc.	4,056,040

TOTAL COMMON STOCKS
(Cost $207,881,839)		$307,622,801

Exchange Traded Fund – 2.2%

iShares Russell Midcap Growth Index Fund
64,310
(Cost $6,456,502)		$ 6,922,328

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund — Premier Class
401,909	0.026%	$401,909
(Cost $401,909)

TOTAL INVESTMENTS – 100.0%
(Cost $214,740,250)		$314,947,038

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(115,670)

NET ASSETS – 100.0%		$314,831,368

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/21	AS OF 10/31/20

Information Technology	36.4%	40.4%
Health Care	18.9	18.8
Industrials	14.6	12.0
Consumer Discretionary	7.5	6.0
Consumer Staples	5.7	5.7
Financials	5.0	5.0
Communication Services	3.7	3.7
Materials	3.5	3.7
Real Estate	2.4	2.6
Exchange-Traded Funds	2.2	1.8
Investment Company	0.1	0.4

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 51.2%
Advertising – 0.4%
WPP Finance 2010
$ 4,149,000	3.625%		09/07/22	$4,316,678

Aerospace/Defense – 0.8%

Boeing Co.(a)
5,000,000	5.805		05/01/50	6,412,050

Raytheon Technologies Corp.
2,000,000	5.700		04/15/40	2,682,554

				9,094,604

Auto Manufacturers – 2.7%

BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,198,779

BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	1,084,964

Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,473,937

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,128,010

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,639,875

General Motors Co.(a)
3,450,000	6.600		04/01/36	4,599,278

General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,163,056

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,254,437

Toyota Motor Credit Corp.
1,800,000	0.350		10/14/22	1,802,953

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,680,365

				32,025,654

Banks – 7.8%

Bank of America Corp.
3,000,000	4.000		01/22/25	3,301,159
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	7,305,388

Citigroup, Inc.
3,000,000	5.500		09/13/25	3,511,392
3,500,000	4.450		09/29/27	3,972,238

Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,228,716

Credit Suisse AG
3,000,000	3.000		10/29/21	3,039,148

HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,410,543

HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,058,411

JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,410,127

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3M USD LIBOR + 1.000%),
$ 150,000	1.176%(c)	04/26/23	$ 150,535
(3M USD LIBOR + 1.330%),
2,000,000	4.452(a)(c)	12/05/29	2,306,283
(3M USD LIBOR + 3.470%),
2,222,000	3.656%(a)(c)	12/29/49	2,228,666
(SOFR + 0.885%),
1,500,000	0.895(a)(c)	04/22/27	1,505,399
(SOFR + 1.422%),
1,650,000	3.702(a)(c)	05/06/30	1,814,404

KeyBank NA
5,700,000	3.400	05/20/26	6,217,908

Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777	03/02/25	3,285,655

Northern Trust Corp.(a)
5,438,000	3.150	05/03/29	5,879,902

PNC Bank NA
2,500,000	2.950(a)	01/30/23	2,605,705
3,830,000	4.050	07/26/28	4,348,291

The PNC Financial Services Group, Inc.(a)(c)
(3M USD LIBOR + 3.678%)
2,500,000	6.750	07/29/49	2,525,000

Truist Financial Corp.(a)
5,455,000	2.500	08/01/24	5,761,468
2,265,000	1.125	08/03/27	2,193,003

U.S. Bancorp(a)
2,050,000	3.600	09/11/24	2,248,720

UBS Group AG(a)(b)(c)
(3M USD LIBOR + 0.954%)
2,750,000	2.859	08/15/23	2,830,016

Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,808,252
1,500,000	4.650	11/04/44	1,749,819
5,000,000	4.750	12/07/46	5,958,176

Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	2,604,676

			92,259,000

Beverages(a) – 0.8%

Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	6,783,474

PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,687,868

			9,471,342

Biotechnology(a)(b) – 0.2%

Amgen, Inc.
3,175,000	2.770	09/01/53	2,769,924

Chemicals(a) – 0.4%
Linde, Inc.
2,000,000	3.200	01/30/26	2,189,801

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
PPG Industries, Inc.
$ 2,355,000	2.400%	08/15/24	$2,472,351

			4,662,152

Commercial Services – 1.1%

Emory University(a)
2,000,000	1.566	09/01/25	2,041,472

Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,526,503

Northwestern University
1,000,000	4.643	12/01/44	1,296,404

The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,853,645

			13,718,024

Distribution/Wholesale(a) – 0.3%

WW Grainger, Inc.
3,260,000	4.600	06/15/45	4,046,818

Diversified Financial Services – 3.9%

Air Lease Corp.(a)
2,500,000	3.000	09/15/23	2,618,281

Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	1,081,414

American Express Co.(a)
3,115,000	3.125	05/20/26	3,380,996

Blackstone Secured Lending Fund(a)(b)
4,200,000	3.625	01/15/26	4,423,540

Brookfield Finance, Inc.(a)
2,100,000	4.700	09/20/47	2,465,084

Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280	01/28/26	4,124,446

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,081,461

CME Group, Inc.
1,685,000	3.000	09/15/22	1,749,817

Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,351,195

Invesco Finance PLC
6,509,000	3.125	11/30/22	6,783,790

Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,404,220

Legg Mason, Inc.
3,895,000	5.625	01/15/44	5,269,764

Owl Rock Capital Corp.(a)
2,000,000	3.400	07/15/26	2,073,063

The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,592,965

			46,400,036

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – 4.1%
Arizona Public Service Co.
$ 2,150,000	6.875%		08/01/36	$3,097,249

Consumers Energy Co.(a)
3,290,000	3.950		07/15/47	3,793,766

Duke Energy Progress LLC(a)
2,000,000	2.800		05/15/22	2,039,805

Emerson Electric Co.
2,545,000	0.875	(a)	10/15/26	2,498,091
2,000,000	1.800	(a)	10/15/27	2,031,355
1,000,000	6.125		04/15/39	1,327,962

Entergy Louisiana LLC(a)
3,000,000	3.780		04/01/25	3,260,972

Gulf Power Co.(a)
1,250,000	4.550		10/01/44	1,388,422

Louisville Gas & Electric Co.(a)
1,850,000	4.650		11/15/43	2,213,598

National Grid USA
3,375,000	8.000		11/15/30	4,623,818

Ohio Power Co.
2,870,000	5.850		10/01/35	3,836,604

Pacific Gas and Electric Co.(a)
1,000,000	4.550		07/01/30	1,074,086
1,000,000	4.950		07/01/50	1,023,638

PacifiCorp
1,900,000	6.100		08/01/36	2,615,867

PPL Electric Utilities Corp.(a)
1,025,000	4.750		07/15/43	1,266,797

Public Service Enterprise Group, Inc.(a)(b)
5,500,000	8.625		04/15/31	8,026,224

Southern California Edison Co.
1,000,000	5.550		01/15/37	1,229,262

Wisconsin Public Service Corp.(a)
3,000,000	3.300		09/01/49	3,062,820

				48,410,336

Electronics(a) – 0.2%

PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,556,369

Food(a)(b) – 0.3%

Nestle Holdings, Inc.
3,870,000	0.625		01/15/26	3,807,453

Gas(a) – 0.9%

Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,601,088

Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,044,117

National Fuel Gas Co.
3,000,000	2.950		03/01/31	2,927,007

Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,042,164

				10,614,376

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – 2.6%
Adventist Health System(a)
$ 7,000,000	2.952%		03/01/29	$7,341,033

Ascension Health
3,000,000	2.532	(a)	11/15/29	3,103,412
1,500,000	3.945		11/15/46	1,745,531

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,300,625

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,484,927

Mayo Clinic
2,600,000	3.774		11/15/43	2,902,021

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,168,030
4,990,000	3.823		06/01/27	5,626,081

				30,671,660

Insurance – 5.5%

Americo Life, Inc.(b)
3,000,000	3.450		04/15/31	2,999,240

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,106,032

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	3,242,350

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	4,968,387

Equitable Financial Life Global Funding(b)
5,000,000	1.750		11/15/30	4,712,640

Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,862,687

Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,776,845

Loews Corp.
3,000,000	6.000		02/01/35	3,970,755

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,571,905

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,474,204

Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,393,209

Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,337,694

Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,118,680

Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,107,513
2,000,000	3.950	(a)	09/15/26	2,232,085
2,500,000	3.150	(a)	06/15/30	2,608,270

Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,837,184

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Teachers Insurance & Annuity Association of America(a)(b)
$ 3,000,000	4.270%		05/15/47	$3,446,612

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,515,803

The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,370,520

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,939,674

				65,592,289

Internet(a) – 0.3%

Booking Holdings, Inc.
1,750,000	3.600		06/01/26	1,940,492

TD Ameritrade Holding Corp.
1,225,000	2.750		10/01/29	1,282,964

				3,223,456

Machinery-Diversified(a) – 0.3%

Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,334,650

Media – 0.6%

Comcast Corp.
1,250,000	6.400		05/15/38	1,801,546
1,500,000	2.450	(a)	08/15/52	1,288,880

The Walt Disney Co.
1,000,000	7.125		04/08/28	1,312,329

ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,892,969

				7,295,724

Metals & Mining – 0.7%

Caterpillar Financial Services Corp.
4,680,000	0.450		09/14/23	4,694,726

The Timken Co.
2,750,000	6.875		05/08/28	3,307,190

				8,001,916

Miscellaneous Manufacturing – 0.7%

General Electric Co.
1,500,000	4.500		03/11/44	1,704,111
(3M USD LIBOR + 3.330%),
3,748,000	3.514	(a)(c)	06/15/49	3,562,924

Siemens Financieringsmaatschappij NV(b)
3,000,000	2.700		03/16/22	3,064,666

				8,331,701

Oil-Field Services – 3.9%

Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,906,229
1,360,000	7.375		08/15/47	1,509,600

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,401,083
4,000,000	3.543	(a)	04/06/27	4,389,227

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
Equinor ASA
$ 1,795,000	6.800%		01/15/28	$2,263,885

Halliburton Co.(a)
5,000,000	5.000		11/15/45	5,655,262

HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,419,362

Phillips 66(a)
3,000,000	4.650		11/15/34	3,502,428

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,360,073

Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,680,219

Tosco Corp.
2,095,000	8.125		02/15/30	2,988,417

Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	6,330,661

				46,406,446

Paper and Forest Products – 1.0%

Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,218,891
5,000,000	2.100	(a)	04/30/27	5,124,982

International Paper Co.
2,925,000	8.700		06/15/38	4,715,627

				12,059,500

Pharmaceuticals – 1.5%

Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,677,580

CVS Pass-Through Trust(b)
2,436,550	7.507		01/10/32	3,088,034

Johnson & Johnson
4,970,000	5.950		08/15/37	7,037,377

Pfizer, Inc.
2,900,000	7.200		03/15/39	4,589,244

				18,392,235

Pipelines – 2.2%

DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,416,100

Energy Transfer LP(a)
3,000,000	4.900		03/15/35	3,279,377

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,179,381

Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,670,572

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	888,900
1,450,000	7.625		04/01/37	1,998,486

TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,878,578

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
$ 4,660,000	5.300%	03/15/77	$4,951,716

			26,263,110

Real Estate – 4.3%

Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150	04/01/25	2,632,783

ERP Operating LP(a)
1,505,000	2.850	11/01/26	1,606,820

Healthcare Realty Trust, Inc.(a)
1,075,000	2.050	03/15/31	1,021,016

Mid-America Apartments LP(a)
1,860,000	4.300	10/15/23	2,003,923
1,700,000	3.600	06/01/27	1,878,207

National Retail Properties, Inc.(a)
1,000,000	3.900	06/15/24	1,083,819

Office Properties Income Trust(a)
4,000,000	4.250	05/15/24	4,221,445

Omega Healthcare Investors, Inc.(a)
4,500,000	4.750	01/15/28	5,016,227

Piedmont Operating Partnership LP(a)
1,290,000	3.400	06/01/23	1,342,807
2,800,000	4.450	03/15/24	3,020,122

Post Apartment Homes LP(a)
1,500,000	3.375	12/01/22	1,554,342

Realty Income Corp.(a)
2,400,000	0.750	03/15/26	2,337,648

SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,709,570
1,575,000	2.836	01/15/25	1,659,663

Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750	03/23/27	4,356,223

Simon Property Group LP(a)
2,815,000	3.750	02/01/24	3,033,484

STORE Capital Corp.(a)
2,000,000	4.500	03/15/28	2,228,165

Ventas Realty LP(a)
2,910,000	3.500	02/01/25	3,159,062

VEREIT Operating Partnership LP(a)
2,400,000	3.950	08/15/27	2,667,936

Washington Real Estate Investment Trust(a)
1,580,000	3.950	10/15/22	1,638,273

Weingarten Realty Investors(a)
1,000,000	3.850	06/01/25	1,085,451

			51,256,986

Retail(a) – 0.1%

Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	1,123,340

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – 1.4%
Broadcom, Inc.(b)
$ 1,000,000	1.950%		02/15/28	$984,739
3,500,000	3.469		04/15/34	3,536,013

Maxim Integrated Products, Inc.
5,016,000	3.375		03/15/23	5,243,219

QUALCOMM, Inc.
2,930,000	3.250		05/20/27	3,231,652

Texas Instruments, Inc.
2,925,000	3.875		03/15/39	3,385,712

				16,381,335

Software(a) – 0.4%

Adobe, Inc.
2,000,000	2.150		02/01/27	2,095,500

Fidelity National Information Services, Inc.
2,500,000	1.150		03/01/26	2,473,893

				4,569,393

Telecommunications – 0.6%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738		03/20/25	2,141,250

Verizon Communications, Inc.
4,748,000	4.329		09/21/28	5,471,330

				7,612,580

Transportation – 1.2%

Burlington Northern Santa Fe LLC(a)
1,220,000	4.950		09/15/41	1,542,051

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,655,405
1,310,000	2.450	(a)	05/01/50	1,138,101

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,646,277
2,500,000	6.125	(a)(e)	09/15/15	3,745,538

Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,246,170
1,500,000	4.700		05/01/48	1,793,838

The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	612,743

				14,380,123

TOTAL CORPORATE OBLIGATIONS
(Cost $566,144,620)				$609,049,210

Asset-Backed Securities – 16.6%
Automotive(b) – 2.5%

Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$2,270,261

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive(b) – (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
$ 4,150,000	3.700%	09/20/24	$4,424,402

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	11,586,926

Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
2,080,000	2.020	02/20/27	2,130,432

Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,547,267

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,415,327

Hertz Vehicle Financing II LP Series 2018-1A, Class A
396,567	3.290	02/25/24	397,128

Hertz Vehicle Financing II LP Series 2019-1A, Class A
618,098	3.710	03/25/23	619,429

			29,391,172

Home Equity – 0.5%

Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
678,000	0.886	01/25/35	676,250

Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
437,657	4.075	05/25/34	447,370

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
169,965	4.250	09/25/33	177,194

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
2,519,654	0.781	12/25/34	2,462,947

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
740,559	5.140	11/25/35	800,217

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
1,076,897	7.490	07/25/29	1,116,692

			5,680,670

Manufactured Housing – 0.0%

Green Tree Financial Corp. Series 1998-3, Class A5
92,994	6.220	03/01/30	93,610

Green Tree Financial Corp. Series 1998-3, Class A6(c)(g)
11,615	6.760	03/01/30	11,690

Mid-State Trust Series 2011, Class A1
141,215	4.864	07/15/38	148,982

			254,282

Other – 11.9%

AFN LLC Series 2019-1A, Class A1(b)
4,904,167	3.780	05/20/49	4,754,629

ARL Second LLC Series 2014-1A, Class A1(b)
882,226	2.920	06/15/44	882,344

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
CAL Funding IV Ltd. Series 2020-1A, Class A(b)
$ 5,702,500	2.220%	09/25/45	$5,735,333

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
999,547	5.907	06/25/32	1,001,591

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
3,785,003	0.566	12/25/33	3,585,070

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M USD LIBOR + 0.400%)
436,365	0.506	02/25/37	416,169

Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,288,750	4.118	07/25/47	6,754,243

FCI Funding LLC Series 2021-1A, Class A(b)
2,500,000	1.130	04/15/33	2,501,059

Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
5,024,225	2.260	11/19/40	5,069,223

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
2,621,182	2.359	08/25/44	2,539,397

Home Partners of America Trust Series 2019-1, Class A(b)
7,424,747	2.908	09/17/39	7,571,411

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
4,043,147	1.015	06/17/37	4,046,931

LFS LLC Series 2021-A, Class A(b)
1,500,000	2.460	04/15/33	1,500,322

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)
(1M USD LIBOR + 0.620%)
166,785	0.726	08/25/33	163,916

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,174,287	2.980	01/15/45	2,220,575

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,972,201

NP SPE II LLC Series 2016-1A, Class A1(b)
2,077,161	4.164	04/20/46	2,175,351

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)(h)
1,500,000	1.590	05/17/27	1,503,516

PEAR Series 2020-1, Class A(b)
4,698,834	3.750	12/15/32	4,698,527

Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	1,025,453

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,990,000	2.841	01/30/51	4,104,194

SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
2,000,000	2.394	04/25/51	1,998,340

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
$ 950,700	0.990%	11/20/37	$949,707

Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
82,456	3.670	08/25/27	82,638

STAR Trust Series 2021-SFR1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
3,324,227	0.716	04/17/38	3,321,603

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
7,394,320	3.242	01/01/31	7,867,170

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
270,114	1.231	06/25/33	270,335

Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(f)
119,607	5.750	06/25/35	124,247

Tif Funding II LLC Series 2020-1A, Class A(b)
2,185,000	2.090	08/20/45	2,202,533

Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(g)
5,000,000	3.250	11/25/60	5,071,722

Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(g)
16,805	2.750	04/25/55	16,796

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
358,479	3.000	08/25/55	362,798

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
798,892	2.250	04/25/56	804,396

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,938,883

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,934,517

Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,381,753

Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	10,660,774

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,578,628	3.820	04/17/49	4,721,684

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	3,075,357

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,940,104	2.110	09/20/45	5,982,233

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
496,461	1.860	03/20/46	488,463

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	8,215,717

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,872,500	3.783	06/15/49	3,052,864

Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,902,500	3.573	03/15/48	2,973,960

			141,719,945

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – 1.7%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
$ 442,697	2.890%	06/25/40	$447,768

DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
1,100,065	2.850	05/27/42	1,109,824

Massachusetts Educational Financing Authority Series 2018-A, Class A
2,412,905	3.850	05/25/33	2,485,537

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
2,328,471	2.650	12/15/28	2,384,590

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
503,406	3.190	02/18/42	510,747

Navient Private Education Refi Loan Trust Series 2020-HA, Class A(b)
4,048,018	1.310	01/15/69	4,077,166

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
608,257	2.740	10/25/32	616,103

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
892,289	2.490	01/25/36	901,173

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
4,755,887	3.590	01/25/48	4,912,783

South Carolina Student Loan Corp. Series 2015-A, Class A(c)
(1M USD LIBOR + 1.500%)
1,900,033	1.606	01/25/36	1,917,722

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
1,501,645	0.706	01/25/46	1,492,404

			20,855,817

TOTAL ASSET-BACKED SECURITIES
(Cost $192,171,126)			$197,901,886

Municipal Bond Obligations – 9.7%
Alaska(a) – 0.1%

Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,326,971

California – 1.8%

Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,469,063

Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(i)
5,000,000	0.000	08/01/38	3,046,801

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,231,297

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E(a)
$ 1,730,000	3.223%	08/01/38	$1,834,001

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,408,453

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,833,638

			21,823,253

Colorado – 0.1%

County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	734,837

Connecticut – 0.3%

Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,914,370

Hawaii(a) – 0.2%

State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,980,532

Idaho(a) – 0.5%

Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,128,070

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,623,380

			5,751,450

Illinois – 0.4%

Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,760,436

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,242,844

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,149,496

			5,152,776

Indiana(a) – 0.1%

Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,045,892

Kentucky – 0.7%

Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,209,297

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
$ 2,890,000	2.750%	12/01/33	$3,029,569

			8,238,866

Michigan – 0.6%

Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
1,800,000	2.035	05/01/21	1,800,000

Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,898,259

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,202,635

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,505,380

			7,406,274

Mississippi(a) – 0.4%

Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,538,056

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,941,143

			4,479,199

Missouri(a) – 0.6%

Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,641,760

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,046,668

			6,688,428

Nebraska – 0.3%

University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,962,461

New Jersey(a) – 0.4%

Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,282,998

New York(a) – 0.7%

New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,007,001
1,055,000	5.008	06/01/22	1,108,403

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,915,242

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(a) – (continued)
New York State Urban Development Corp. Revenue Bonds Series B
$ 1,950,000	3.350%	03/15/26	$2,148,431

			8,179,077

Ohio – 0.8%

City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,830,457

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,780,141

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(i)
2,740,000	0.000	12/01/28	2,343,845

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,992,911

			9,947,354

Oregon – 0.2%

Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	565,980

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,438,490

			2,004,470

Pennsylvania(a) – 0.5%

County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,651,665

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,906,639

			5,558,304

Rhode Island – 0.2%

Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,046,779

Texas – 0.6%

Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,334,161

City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	5,234,297

			7,568,458

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
$ 2,000,000	3.750%	06/01/33	$2,219,088

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $105,372,930)			$115,311,837

Mortgage-Backed Obligations – 9.6%
Collateralized Mortgage Obligations – 7.9%

Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(g)
$ 4,653	2.565%	04/25/35	$4,647

Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(g)
718,409	3.500	11/25/44	726,692

Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
343,074	3.500	03/25/46	348,437

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,093

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
1,077,280	2.927	11/25/35	887,691

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
207,287	5.750	01/25/34	210,676

Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
697	5.500	08/25/21	696

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
493,673	6.750	08/25/34	533,847

Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
80,269	2.925	12/25/35	75,624

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
58,129	2.916	04/25/37	56,175

Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(g)
301,384	3.500	06/25/58	305,700

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,347	5.250	09/25/19	12,335

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
9,459	6.500	08/25/32	9,586

Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
37	6.000	07/25/37	37

Countrywide Home Loans Trust Series 2005-27, Class 2A1
469,170	5.500	12/25/35	319,942

Countrywide Home Loans Trust Series 2005-6, Class 2A1
91,153	5.500	04/25/35	86,806

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)
(1M USD LIBOR + 0.540%)
$ 598,321	0.646%	03/25/35	$581,331

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
129,084	5.250	07/25/33	133,268

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
6,042,717	2.500	07/25/28	6,158,353

CSMC Trust Series 2014-WIN2, Class A3(b)(c)(g)
713,559	3.500	10/25/44	731,453

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
1,040,024	3.500	10/25/47	1,065,187

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
1,016,829	3.000	06/25/43	1,042,578

FHLMC REMIC Series 1579, Class PM
20,330	6.700	09/15/23	21,491

FHLMC REMIC Series 2103, Class TE
29,834	6.000	12/15/28	34,143

FHLMC REMIC Series 2110, Class PG
153,902	6.000	01/15/29	174,338

FHLMC REMIC Series 2391, Class Z
414,087	6.000	12/15/31	475,976

FHLMC REMIC Series 2603, Class C
62,238	5.500	04/15/23	64,101

FHLMC REMIC Series 4088, Class EP
818,047	2.750	09/15/41	840,618

FHLMC REMIC Series 4272, Class DG
465,564	3.000	04/15/43	479,715

FHLMC REMIC Series 4370, Class PA
367,983	3.500	09/15/41	385,857

FHLMC REMIC Series 4679, Class DY
130,518	3.500	07/15/42	131,237

FHLMC REMIC Series 4710, Class WA
87,239	3.500	03/15/44	87,937

FHLMC REMIC Series 4729, Class AG
1,472,717	3.000	01/15/44	1,486,573

FHLMC REMIC Series 4770, Class JH
458,990	4.500	10/15/45	472,583

FHLMC REMIC Series 4792, Class AC
378,855	3.500	05/15/48	396,839

FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	8,855,616

FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,420,877

FHLMC REMIC Series 5020, Class KW
6,000,000	2.000	09/25/45	6,157,167

FHLMC REMIC Series 5081, Class QA
847,319	2.000	12/25/50	855,279

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
835,799	5.500	05/25/35	724,716

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
$ 1,583,579	3.500%	04/25/48	$1,592,363

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
2,368,227	3.500	10/25/49	2,421,422

FNMA REMIC Series 2001-45, Class WG
34,607	6.500	09/25/31	39,306

FNMA REMIC Series 2003-117, Class KB
1,810,122	6.000	12/25/33	2,126,489

FNMA REMIC Series 2003-14, Class AP
14,705	4.000	03/25/33	15,350

FNMA REMIC Series 2004-53, Class NC
95,582	5.500	07/25/24	99,532

FNMA REMIC Series 2015-2, Class PA
2,018,640	2.250	03/25/44	2,087,993

FNMA REMIC Series 2015-30, Class JA
1,545,560	2.000	05/25/45	1,589,072

FNMA REMIC Series 2016-16, Class PD
1,300,621	3.000	12/25/44	1,349,152

FNMA Series 2003-W6, Class 3A
68,701	6.500	09/25/42	80,177

GNMA REMIC Series 2015-167, Class KM
139,898	3.000	12/20/43	148,108

GNMA REMIC Series 2015-94, Class AT
673,407	2.250	07/16/45	701,892

GNMA REMIC Series 2016-129, Class W
385,976	2.500	07/20/46	400,197

GNMA REMIC Series 2018-160, Class GE
105,114	4.500	01/20/47	105,626

GNMA REMIC Series 2018-37, Class KT
876,835	3.500	03/20/48	939,281

GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
339,559	0.446	12/25/34	341,101

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
72,789	3.039	06/25/34	73,558

Impac CMB Trust Series 2003-2F, Class A(f)
150,550	5.730	01/25/33	157,206

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
341,815	0.746	09/25/34	333,194

Impac CMB Trust Series 2004-4, Class 2A2(f)
1,411,712	5.162	09/25/34	1,461,054

Impac Secured Assets Corp. Series 2004-2, Class A6(f)
3,309	4.515	08/25/34	3,339

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
895,499	6.000	03/25/36	694,869

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
162,823	2.987	04/25/37	150,872

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
877,935	3.374	07/25/43	902,665

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
1,065,490	3.000	06/25/29	1,090,865

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(g)
$ 15,744	3.500%	10/25/45	$15,742

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
2,705,278	3.500	08/25/47	2,759,164

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
611,860	3.500	11/25/48	620,024

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
1,887,541	3.500	12/25/48	1,914,622

JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(g)
158,741	3.500	10/25/48	158,794

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
224,304	1.925	07/25/33	226,700

Master Alternative Loans Trust Series 2004-4, Class 1A1
68,525	5.500	05/25/34	70,571

Master Alternative Loans Trust Series 2004-4, Class 8A1
485,286	6.500	05/25/34	504,599

Master Alternative Loans Trust Series 2004-9, Class A6(f)
195	5.643	08/25/34	195

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
559,029	3.500	03/25/48	565,863

Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
111,724	1.611	03/25/33	114,255

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
538,658	5.358	11/25/35	462,666

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
599,844	6.000	08/25/37	374,036

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
3,594,183	4.000	08/27/57	3,855,207

NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(g)
168,448	3.250	07/25/43	168,674

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
438,931	4.000	05/27/49	448,617

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
74,127	2.365	05/25/38	74,390

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
202,417	4.335	11/25/21	166,669

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
7,845	4.163	07/25/35	7,874

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c)
(1M USD LIBOR + 0.500%)
139,385	0.606	07/25/35	105,056

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust Series 2004-A6, Class A1
$ 5,811	5.000%	08/25/19	$5,908

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
86,497	5.500	11/25/35	82,580

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
3,052,298	3.000	07/25/56	3,236,244

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,330,361

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
246,266	0.736	11/20/34	243,199

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
996,549	1.874	02/25/43	1,003,008

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,904,408	2.500	05/25/43	1,942,779

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
1,016,061	3.000	11/25/30	1,041,304

Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
1,190,057	3.500	11/25/46	1,216,335

Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(g)
1,041,518	3.500	02/25/47	1,044,128

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
1,034,253	3.500	08/25/47	1,056,550

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
2,578,845	3.500	09/25/47	2,634,147

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
944,201	3.500	02/25/48	963,563

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
1,922,914	3.500	10/25/47	1,956,352

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
339,127	2.735	10/25/34	354,935

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
65,063	2.385	04/25/34	66,059

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
155,172	2.329	10/25/33	158,631

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
175,862	2.749	11/25/33	177,787

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
146,647	2.503	11/25/33	141,451

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
2,719,103	3.500	08/20/45	2,760,156

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
1,690,328	3.500	01/20/46	1,731,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $92,124,451)			$94,027,150

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 0.6%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 937,761	3.147%		02/10/47	$938,263

GNMA REMIC Series 2013-68, Class B(c)(g)
1,040,000	2.500		08/16/43	1,067,488

JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046		04/15/47	13,565

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
2,628,572	2.579		03/10/49	2,667,320

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,952,266	2.739		04/15/48	2,951,416

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $7,606,493)				$7,638,052

Federal Agencies – 1.1%

FHLMC
88,526	7.000		05/01/26	96,154
14,363	7.500		12/01/30	17,031
22,591	7.500		01/01/31	26,639
44,709	7.000		08/01/31	52,528
506,933	5.000		05/01/33	584,201
775,030	4.000		06/01/42	859,698
647,427	3.000		06/01/45	669,832
(1 Year CMT + 2.229%),
67,944	3.637	(c)	05/01/34	72,218
(12M USD LIBOR + 1.600%),
1,282,648	2.747	(c)	07/01/45	1,341,322
(12M USD LIBOR + 1.841%),
74,592	2.268	(c)	01/01/36	74,831

FNMA
8,298	9.000		02/01/25	8,374
623,428	2.500		05/01/28	651,378
3,452	8.000		07/01/28	3,481
493,833	4.500		01/01/48	525,915
(12M USD LIBOR + 1.589%),
328,298	2.697	(c)	12/01/45	343,636
(12M USD LIBOR + 1.740%),
56,217	2.240	(c)	10/01/34	56,223
(12M USD LIBOR + 1.760%),
63,004	2.135	(c)	02/01/35	63,147
(6M USD LIBOR + 1.413%),
16,206	1.663	(c)	02/01/33	16,277

GNMA
6,494	8.000		02/15/22	6,551
12,154	7.500		08/20/25	13,121
53,040	7.500		07/20/26	59,065
31,045	6.500		04/15/31	34,730
72,225	6.500		05/15/31	80,798
1,747,998	2.500		06/20/31	1,791,932
173,019	5.000		02/20/49	185,726

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS
$ 5,806	6.500%	03/01/26	$6,522
14,255	6.500	10/01/28	16,014
9,736	7.500	09/01/29	9,847
22,818	7.000	03/01/31	23,944
4,346	7.500	03/01/31	4,881
14,718	7.000	11/01/31	15,329
26,445	7.000	01/01/32	26,943
40,603	6.000	12/01/32	45,649
1,464,111	3.500	08/01/35	1,589,836
2,687,997	5.000	08/01/48	3,036,272

TOTAL FEDERAL AGENCIES
(Cost $11,932,222)			12,410,045

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $111,663,166)			$114,075,247

U.S. Treasury Obligations – 7.8%

United States Treasury Bond
$ 5,000,000	2.500%	02/15/46	$5,204,492

United States Treasury Inflation Indexed Bond
8,146,390	0.750	02/15/42	9,560,022

United States Treasury Inflation Indexed Note
5,443,100	0.375	01/15/27	6,069,269

United States Treasury Notes
6,000,000	1.750	09/30/22	6,138,750
1,000,000	2.125	12/31/22	1,032,891
2,000,000	2.375	01/31/23	2,077,656
10,000,000	1.625	04/30/23	10,289,063
5,000,000	1.375	08/31/23	5,133,984
12,500,000	0.125	09/15/23	12,470,703
2,500,000	0.250	11/15/23	2,500,000
5,000,000	2.250	01/31/24	5,268,555
10,000,000	2.125	03/31/24	10,520,313
6,000,000	2.875	05/31/25	6,546,094
8,000,000	1.500	08/15/26	8,230,625
2,000,000	2.250	02/15/27	2,134,531

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $90,483,080)			$93,176,948

Agency Debentures – 2.4%

FHLMC
$10,000,000	0.250%	11/06/23	$9,997,533

FNMA
5,550,000	1.625	10/15/24	5,774,611
6,400,000	0.420 (a)	11/18/24	6,364,595
1,500,000	0.400 (a)	11/25/24	1,496,266
5,000,000	0.750	10/08/27	4,844,142

TOTAL AGENCY DEBENTURES
(Cost $28,418,849)			$28,477,147

Shares	Dividend Rate	Value

Investment Company – 2.3%
State Street Institutional US Government Money Market Fund — Premier Class
27,191,443	0.026%	$27,191,443
(Cost $27,191,443)

TOTAL INVESTMENTS – 99.6%
(Cost $1,121,445,214)		$1,185,183,718

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		4,436,522

NET ASSETS – 100.0%		$1,189,620,240

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	All or portion represents a forward commitment.

(i)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Investment Abbreviations:
ASA	—Allmennaksjeselskap(Norwegian Public Company)
AG	—Aktiengesellschaft(German Corporation)
CMT	—Constant Maturity Treasury Indexes
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NA	—National Association
NV	—NaamlozeVennootschap (Dutch Public Company)
PLC	—Public Limited Company
Q-SBLF	—Qualified School Bond Loan Fund
REMIC	—RealEstate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
UMBS	—Uniform Mortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/21	AS OF 10/31/20

Corporate Obligations	51.2%	46.0%
Asset-Backed Securities	16.6	15.5
Municipal Bond Obligations	9.7	9.1
Collateralized Mortgage Obligations	7.9	11.8
U.S. Treasury Obligations	7.8	9.7
Agency Debentures	2.4	—
Investment Company	2.3	4.8
Federal Agencies	1.1	1.3
Commercial Mortgage Obligations	0.6	0.6
U.S. Government Agency Obligations	—	1.5

TOTAL INVESTMENTS	99.6%	100.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 50.7%
Collateralized Mortgage Obligations – 35.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(b)
$ 667	2.565%	04/25/35	$666

Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
3,128	2.809	09/20/34	3,176

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
77,883	2.618	11/25/33	76,424

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
32,790	3.240	11/25/34	32,090

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
460,243	1.724	02/25/55	466,932

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
19,688	3.064	09/25/34	19,765

Fannie Mae Grantor Trust Series 2011-T2, Class A1
581,623	2.500	08/25/51	578,000

FHLMC REMIC Series 3753, Class AS
463,317	3.500	11/15/25	488,422

FHLMC REMIC Series 3786, Class HL
134,854	3.500	03/15/38	136,248

FHLMC REMIC Series 4636, Class EA
184,023	3.000	03/15/41	185,381

FHLMC REMIC Series 5072, Class MY
974,070	1.000	12/25/50	979,834

FHLMC REMIC PAC Series 2022, Class PE
8,044	6.500	01/15/28	9,051

FHLMC REMIC PAC Series 2109, Class PE
19,441	6.000	12/15/28	22,164

FHLMC REMIC PAC Series 23, Class PK
21,876	6.000	11/25/23	23,039

FHLMC REMIC PAC Series 4689, Class HA
101,959	3.500	06/15/43	102,891

FHLMC REMIC Series 2010-109, Class M
541,281	3.000	09/25/40	570,773

FHLMC REMIC Series 2012-112, Class AP
161,335	2.000	09/25/40	162,637

FHLMC REMIC Series 3816, Class HA
1,117,997	3.500	11/15/25	1,184,077

FHLMC REMIC Series 4640, Class LD
140,051	4.000	09/15/43	142,657

FHLMC REMIC Series 4713, Class DV
445,453	3.500	11/15/28	447,926

FHLMC REMIC Series 4879, Class A
56,695	4.000	10/15/46	57,068

FHLMC REMIC Series 5005, Class CA
376,064	2.000	04/25/41	380,325

FNMA REMIC PAC Series 1992-129, Class L
3,163	6.000	07/25/22	3,215

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1992-89, Class MA(d)
$ 618	0.000%	06/25/22	$617

FNMA REMIC Series 1991-137, Class H
538	7.000	10/25/21	542
FNMA REMIC Series 1993-182, Class FA(a)
(10 Year CMT – 0.650%)
1,758	0.970	09/25/23	1,756

FNMA REMIC Series 2003-117, Class KB
335,476	6.000	12/25/33	394,109

FNMA REMIC Series 2003-14, Class AP
19,772	4.000	03/25/33	20,639

FNMA REMIC Series 2011-146, Class NB
203,267	4.000	09/25/41	212,030

FNMA REMIC Series 2012-100, Class WA
407,866	1.500	09/25/27	415,721

FNMA REMIC Series 2012-110, Class CA
352,665	3.000	10/25/42	374,521

FNMA REMIC Series 2012-118, Class EB
428,475	1.500	11/25/27	438,386

FNMA REMIC Series 2013-112, Class G
319,336	2.125	07/25/40	327,955

FNMA REMIC Series 2013-135, Class GA
642,360	3.000	07/25/32	667,540

FNMA REMIC Series 2013-74, Class YA
481,582	3.000	05/25/42	499,641

FNMA REMIC Series 2015-15, Class CA
615,853	3.500	04/25/35	671,034

FNMA REMIC Series 2015-19, Class CA
375,321	3.500	01/25/43	393,166

FNMA REMIC Series 2015-2, Class PA
313,903	2.250	03/25/44	324,688

FNMA REMIC Series 2016-104, Class BA
386,393	3.000	01/25/47	412,337

FNMA REMIC Series 2016-24, Class TA
248,397	3.000	04/25/42	253,838

FNMA REMIC Series 2016-53, Class BV
643,133	3.500	11/25/27	689,563

FNMA REMIC Series 2016-96, Class A
440,926	1.750	12/25/46	448,640

FNMA REMIC Series 2017-46, Class EA
403,553	3.500	12/25/50	416,995

FNMA REMIC Series 2017-51, Class EA
140,891	3.000	11/25/42	142,597

FNMA REMIC Series 2017-7, Class JA
300,310	2.000	02/25/47	305,580

FNMA REMIC Series 2019-10, Class PT
438,509	3.500	03/25/49	477,067

FNMA REMIC Series 2019-68, Class B
591,276	3.000	11/25/49	627,130

FNMA REMIC Series 2020-35, Class MA
557,397	2.000	12/25/43	570,797

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2020-56, Class AH
$1,182,717	2.000%		05/25/45	$1,212,214

GNMA REMIC Series 2009-65, Class AF
25,337	4.000		07/20/39	26,448

GNMA REMIC Series 2010-14, Class PA
8,784	3.000		02/20/40	9,034

GNMA REMIC Series 2012-13, Class EG
604,394	2.000		10/20/40	616,353

GNMA REMIC Series 2013-188, Class LE
760,748	2.500%		11/16/43	796,259

GNMA REMIC Series 2014-131, Class DM
170,189	3.000		02/20/44	176,875

GNMA REMIC Series 2015-65, Class BD
383,284	2.250		05/20/45	397,578

GNMA REMIC Series 2015-94, Class AT
300,835	2.250		07/16/45	313,560

GNMA REMIC Series 2019-21, Class MA
513,856	3.500		09/20/47	554,312

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1
432,683	1.382	(a)(b)(c)	09/27/60	434,496
1,000,000	1.017	(e)	07/25/61	999,982

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
40,791	0.546		05/25/35	38,724

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
249,200	2.953		01/25/36	253,595

Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
377,648	1.657		05/25/65	380,435

Impac CMB Trust Series 2003-2F, Class A(f)
93,198	5.730		01/25/33	97,318

Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
4,491	1.006		10/25/33	4,517

Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
41,279	0.846		11/25/34	41,691

Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
45,822	0.906		04/25/35	45,030

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(- 1x 1M USD LIBOR + 0.700%)
207,863	0.456		05/25/36	207,434

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
41,539	2.887		10/25/34	40,369

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
239,260	3.500		10/25/46	242,492

JPMorgan Mortgage Trust Series 2018-4, Class A5(a)(b)(c)
7,778	3.500		10/25/48	7,781

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.540%)
$ 89,682	0.646%	12/25/35	$88,232

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
43,949	2.703	04/21/34	44,038

Master Alternative Loans Trust Series 2004-9, Class A6(f)
42	5.643	08/25/34	42

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
720,944	1.153	04/25/65	720,912

MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
283,573	0.746	02/25/35	291,677

MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
243,914	0.886%	02/25/35	250,447

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
13,971	3.216	09/25/34	14,421

Securitized Asset Sales, Inc. Series 1993-7, Class TA6
253	6.250	12/25/23	253

Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
17,393	0.916	10/20/27	17,585

Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
31,729	0.776	06/20/33	31,575

Sequoia Mortgage Trust Series 2013-1, Class 2A1(a)(b)
470,744	1.855	02/25/43	471,037

Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
31,976	3.500	02/25/47	32,057

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
140,768	2.329	10/25/33	143,906

Vendee Mortgage Trust Series 1996-2, Class 1Z
35,942	6.750	06/15/26	40,238

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
750,000	1.031	02/25/66	751,409

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,155,271)			$24,953,976

Commercial Mortgage Obligations – 0.4%

GNMA REMIC Series 2010-141, Class B
$ 185,915	2.717%	02/16/44	$188,511

GNMA REMIC Series 2014-47, Class BC
105,902	3.574	06/16/45	106,619

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $290,515)			$295,130

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 14.8%
FHLMC
$ 2,994	6.000%		10/01/23	$3,363
14,383	5.000		05/01/27	15,907
187,127	2.500		04/01/28	195,552
(12M USD LIBOR + 1.599%),
287,682	2.612	(a)	07/01/46	299,491
(12M USD LIBOR + 1.600%),
258,924	2.747	(a)	07/01/45	270,768

FNMA
640,417	3.500		10/01/26	678,275
330,398	3.500		12/01/27	354,082
337,340	2.500		03/01/28	352,457
685,157	2.500		05/01/28	715,868
396,408	2.500		07/01/28	410,260
363,037	3.000		09/01/28	382,772
222,232	2.500		01/01/30	228,753
281,319	3.500		10/01/32	305,152
461,122	3.000		08/01/33	478,253
(12M USD LIBOR + 1.589%),
167,073	2.697	%(a)	12/01/45	174,879
(12M USD LIBOR + 1.740%),
26,213	2.240	(a)	10/01/34	26,216

GNMA
(1 Year CMT + 1.500%)
50	2.125	(a)	11/20/24	51
130	3.000	(a)	12/20/24	130
2,758	2.875	(a)	04/20/26	2,803
1,822	2.250	(a)	08/20/26	1,839
3,293	3.000	(a)	01/20/28	3,389

UMBS
389,687	3.000		11/01/26	411,021
329,948	3.000		12/01/26	348,336
636,596	2.500		01/01/28	667,360
4,460	7.000		11/01/31	4,645
371,051	5.000		02/01/32	410,953
82,167	6.000		07/01/33	92,705
570,167	3.500		07/01/34	617,738
1,240,689	2.500		07/01/35	1,296,344
336,577	3.500		08/01/35	365,479
1,240,940	2.000		10/01/35	1,282,894

TOTAL FEDERAL AGENCIES
(Cost $10,206,681)				$10,397,735

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $34,652,467)				$35,646,841

U.S. Treasury Obligations – 31.3%

United States Treasury Inflation Indexed Notes
$1,135,365	0.125%		04/15/22	$1,164,437
1,058,680	0.625		04/15/23	1,125,881
1,127,010	0.625		01/15/24	1,224,215

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 500,000	1.375%	10/15/22	$509,102
1,000,000	0.125	01/15/24	995,664
1,000,000	2.250	11/15/24	1,061,914
1,000,000	1.500	11/30/24	1,035,508
1,750,000	2.125	11/30/24	1,851,309
500,000	1.125	02/28/25	510,644
3,000,000	0.500	03/31/25	2,989,922
5,250,000	0.375	04/30/25	5,201,191
1,000,000	0.250	05/31/25	984,453
1,275,000	0.250	06/30/25	1,253,783
1,000,000	2.875	07/31/25	1,092,266
1,000,000	0.250	09/30/25	979,570

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,891,581)			$21,979,859

U.S. Government Agency Obligations – 13.2%

FHLB
$ 600,000	3.000%	12/09/22	$627,116
1,775,000	0.500	04/14/25	1,766,830

FHLMC
1,000,000	0.250	06/08/22	1,001,746
1,000,000	0.375	07/21/25	986,695
1,000,000	0.375	09/23/25	984,086

FNMA
900,000	2.075 (g)	02/28/22	914,780
500,000	2.000	10/05/22	513,431
1,000,000	0.625	04/22/25	999,174
1,500,000	0.500	06/17/25	1,488,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,279,494)			$9,282,228

Asset-Backed Securities(a) – 2.0%
Home Equity – 0.8%

Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
$ 301,327	1.186%	03/25/33	$299,400

Terwin Mortgage Trust Series 2004-7HE, Class A3(c)
(1M USD LIBOR + 1.400%)
185,148	1.506	07/25/34	185,269

Terwin Mortgage Trust Series 2004-9HE, Class A1(c)
(1M USD LIBOR + 0.800%)
64,842	0.906	09/25/34	64,012

			548,681

Other – 1.2%

Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
146,759	1.006	11/25/34	144,093

Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
199,723	2.250	04/25/56	201,099

24	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Towd Point Mortgage Trust Series 2017-2, Class A1(b)(c)
$ 504,161	2.750%	04/25/57	$511,475

			856,667

TOTAL ASSET-BACKED SECURITIES
(Cost $1,289,275)			$1,405,348

Agency Debenture – 1.1%

FNMA
$ 750,000	1.625%	10/15/24	780,353

TOTAL AGENCY DEBENTURE
(Cost $748,718)			$780,353

Shares	Dividend Rate	Value

Investment Company – 4.7%

State Street Institutional US Government Money Market Fund — Premier Class
3,313,966	0.026%	$3,313,966
(Cost $3,313,966)

TOTAL INVESTMENTS – 103.0%
(Cost $71,175,501)		$72,408,595

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%		(2,098,096)

NET ASSETS – 100.0%		$70,310,499

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(b)	Rate shown is that which is in effect on April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	All or portion represents a forward commitment.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2021. Maturity date disclosed is the ultimate maturity.

(g)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—GovernmentNational Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
UMBS	—Uniform Mortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/21	AS OF 10/31/20

Collateralized Mortgage Obligations	35.5%	38.9%
U.S. Treasury Obligations	31.3	25.4
Federal Agencies	14.8	16.1
U.S. Government Agency Obligations	13.2	16.3
Investment Company	4.7	3.5
Asset-Backed Securities	2.0	1.7
Agency Debentures	1.1	—
Commercial Mortgage Obligations	0.4	1.0

TOTAL INVESTMENTS	103.0%	102.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 95.3%
Alabama – 0.9%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$1,936,827
1,705,000	5.000		09/01/26	2,095,135

				4,031,962

Alaska – 1.2%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,233,245
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,112,752
1,000,000	5.000		10/01/25	1,183,101
1,000,000	5.000	(a)	10/01/28	1,231,141
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	519,747

				5,279,986

Arizona – 1.5%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,346,574
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	996,410
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,212,450
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,052,298
1,000,000	5.000		06/01/23	1,099,932
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,196,234

				6,903,898

Arkansas – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,164,412
1,095,000	4.000		11/01/34	1,272,030
1,000,000	4.000		11/01/35	1,159,089
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	385,192
650,000	2.050		09/01/24	672,331
500,000	2.280		09/01/26	517,745
250,000	2.400	(a)	09/01/27	257,978
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	638,507

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
$ 645,000	4.000%	03/01/30	$739,567
635,000	4.000	03/01/32	724,293
500,000	4.000	03/01/36	561,416

			8,092,560

California – 2.3%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	0.000	08/01/26	551,661
Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)(b)
1,345,000	3.000	08/01/36	1,514,240
San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(c)(d)
5,000,000	0.100	08/01/37	5,000,000
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series H (AMT) (A/A1)
2,000,000	5.000	05/01/21	2,000,000
State of California (AA-/Aa2)(a)
1,395,000	5.000	10/01/27	1,521,540

			10,587,441

Colorado – 2.2%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	648,935
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College – Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	520,229
850,000	4.000	11/01/32	979,855
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,116,656
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	319,328
280,000	2.075	11/01/24	288,869
250,000	2.125	05/01/25	257,761
250,000	2.175	11/01/25	257,194
300,000	2.336	05/01/26	309,327
350,000	2.386	11/01/26	359,482
470,000	2.436	05/01/27	481,392
470,000	2.466	11/01/27	479,095
590,000	2.539	05/01/28	600,587
545,000	2.589	11/01/28	553,130
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(c)(d)
2,460,000	0.577	02/01/23	2,454,689
Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000	12/01/36	569,867

			10,196,396

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 1.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
$ 1,000,000	5.000%		07/01/28	$1,265,743
1,000,000	5.000	(a)	07/01/29	1,254,430
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)
750,000	3.250		11/15/24	787,260
1,115,000	3.750		11/15/27	1,172,892
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
770,000	1.810		05/15/24	789,029
330,000	1.860		11/15/24	336,046
530,000	1.900		05/15/25	538,576
765,000	1.950		11/15/25	774,938
500,000	2.090		05/15/26	506,824

				7,425,738

District of Columbia(a)(c)(d) – 1.1%
Metropolitan Washington Airports Authority Series B-REMK (AA+/NR)
5,000,000	0.060		10/01/40	5,000,000

Florida – 1.9%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	986,903
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	776,017
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
825,000	2.000		07/01/27	863,590
765,000	2.050		01/01/28	801,868
795,000	2.100		07/01/28	835,245
805,000	2.125	(a)	01/01/29	843,578
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
20,000	5.500		07/01/21	20,164
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	792,685
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,222,808
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)(e)
500,000	5.000		07/01/22	528,054

				8,670,912

Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
35,000	5.500		08/01/23	36,973

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)

Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
$ 1,000,000	5.000%		03/15/26	$1,198,980

				1,235,953

Idaho(a)(b) – 0.3%

Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	608,927
750,000	4.000		07/15/37	910,128

				1,519,055

Illinois – 12.5%

Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	750,956

Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,675,937

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,707,107

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,292,566

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	535,737

Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,602,168

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,155,418

DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	622,457
1,365,000	3.000	(a)	12/30/38	1,518,547

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	564,349
550,000	3.000		01/01/25	596,641
1,140,000	5.000		01/01/26	1,361,064
525,000	5.000	(a)	01/01/28	649,950

Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
1,000,000	4.000		11/15/33	1,106,821

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)(b)
1,550,000	4.000		08/15/37	1,881,934

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
$ 500,000	5.000%	11/15/24	$577,786

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,871,642

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000	02/01/24	1,242,447
1,000,000	5.000	02/01/25	1,150,882

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,110,307

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,853,915

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,090,249

Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000	01/01/24	1,345,256

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	581,528
515,000	4.000	12/15/35	602,776
535,000	4.000	12/15/36	624,824
555,000	4.000	12/15/37	646,088
580,000	4.000	12/15/38	674,057
600,000	4.000	12/15/39	695,956

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	890,435
765,000	4.000	01/01/25	858,666

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	921,160
685,000	4.000	12/01/24	767,506
735,000	4.000	12/01/25	843,438

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)(b)
860,000	4.000	12/01/38	1,017,374

Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000	12/01/34	1,171,020
1,825,000	4.000	12/01/38	2,116,431

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
4,770,000	0.000	11/01/23	4,742,758

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	914,433
905,000	5.000	12/30/28	1,153,674
960,000	5.000	12/30/29	1,245,427

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
$ 650,000	4.000%		12/01/30	$775,218
700,000	4.000		12/01/31	829,515
700,000	4.000		12/01/32	826,492
725,000	4.000		12/01/33	853,022

				57,015,934

Indiana – 6.6%

Brownsburg 1999 School Building Corp. Series 2021 (SP-1+/ NR)(a)(b)(g)
2,000,000	1.500		05/13/22	2,009,817

Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000		01/15/34	2,101,593

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000		01/15/35	1,150,054

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000		07/15/23	2,551,838

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000		07/15/28	903,958

Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000		07/15/32	1,180,021

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000		02/01/25	601,835
425,000	5.000		02/01/27	471,634
700,000	5.000		02/01/28	775,472
600,000	5.000		02/01/29	663,894

Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000		02/01/28	879,363

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	1,026,201
700,000	4.000	(a)	07/01/32	854,496
700,000	4.000	(a)	07/01/36	836,281

Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310		04/01/25	531,120

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,132,243

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	628,742
400,000	3.000		08/01/35	441,707
700,000	3.000		08/01/37	766,875

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
$ 1,000,000	4.000%		01/15/26	$1,109,523
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000		08/01/30	1,876,699
Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	984,415
910,000	3.000		08/01/30	1,004,129
940,000	3.000		08/01/31	1,031,972
485,000	4.000		08/01/32	572,632
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	776,028
500,000	5.000		07/15/31	618,653
500,000	5.000		07/15/32	617,342
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,189,851
750,000	5.000		07/15/31	892,773

				30,181,161

Iowa(a)(c)(d) – 1.1%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)
5,000,000	0.040		07/01/47	5,000,000

Kansas(a) – 1.2%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)
700,000	4.000		09/01/33	795,996
700,000	4.000		09/01/34	794,111
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
1,015,000	5.000		09/01/25	1,214,028
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/30	1,252,850
1,000,000	5.000		09/01/31	1,248,560

				5,305,545

Kentucky – 2.6%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,158,364
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	489,098
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,212,073
750,000	5.000	(a)	05/01/28	925,796
915,000	5.000	(a)	05/01/29	1,124,919
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	931,563

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission Series 2018 (AA/A2)
$ 885,000	5.000%		04/01/28	$1,122,488
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,157,428
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
595,000	5.000		06/01/21	597,035
590,000	5.000		06/01/22	618,820
610,000	5.000		06/01/23	665,618
690,000	5.000		06/01/24	781,035
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,312,003

				12,096,240

Louisiana – 1.1%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	545,502
530,000	4.000		03/01/25	598,019
550,000	4.000		03/01/26	635,563
570,000	4.000		03/01/27	675,502
450,000	4.000	(a)	03/01/28	532,543
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	921,791
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,162,218

				5,071,138

Maine – 3.0%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)(b)
1,000,000	3.000		11/01/37	1,121,022
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,952,455
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,149,553
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,778
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/NR)(a)(e)
885,000	5.000		07/01/21	891,820
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,357,731
835,000	2.050		11/15/25	880,907
1,000,000	2.100		11/15/26	1,064,025

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
$ 840,000	2.150%		11/15/29	$882,942
870,000	2.250		11/15/30	911,889
905,000	2.350		11/15/31	947,345
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	155,361
470,000	5.000		01/01/24	523,515
215,000	5.000	(a)	01/01/34	249,731
330,000	5.000	(a)	01/01/35	383,267

				13,587,341

Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
2,000,000	2.800		03/01/26	2,114,729

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
130,000	5.100		01/01/25	130,655
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
290,000	2.700		06/01/21	290,411
300,000	3.050		06/01/22	307,169
310,000	3.250		06/01/23	320,968

				1,049,203

Michigan – 6.1%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	832,382
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)(b)
500,000	2.000		05/01/25	526,659
1,475,000	2.000		11/01/25	1,557,577
500,000	2.000		05/01/26	526,422
1,875,000	2.000		11/01/26	1,976,476
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	554,103
495,000	5.000		07/01/32	612,049
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	471,275
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,717,381
1,375,000	4.000		12/01/30	1,569,973
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	1,026,462

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
$ 1,110,000	4.000%		05/01/23	$1,191,262
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,803,943
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		11/01/30	1,182,655
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	888,406
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A+/A1)(a)
1,215,000	5.000		08/01/31	1,388,929
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,897,661
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	533,282
1,000,000	2.866		10/01/25	1,068,790
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	420,719
470,000	2.550	(a)	04/01/28	498,538
410,000	2.600	(a)	10/01/28	434,627
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,075,945
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,338,447
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	863,761
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	731,966

				27,689,690

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
320,000	1.700		07/01/26	329,545

Mississippi – 1.2%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,783,796
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	686,736

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
$ 300,000	5.000%		11/01/29	$373,760
400,000	5.000		11/01/30	498,266
500,000	5.000		11/01/31	622,896
400,000	5.000		11/01/32	498,339
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,244,047

				5,707,840

Missouri – 1.0%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000		04/01/22	522,285
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,671,999
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
1,155,000	5.000		03/01/27	1,419,688

				4,613,972

Nebraska – 0.4%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,884,127
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	36,217

				1,920,344

Nevada – 1.4%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
1,335,000	4.000		06/01/29	1,560,159
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	5,020,146

				6,580,305

New Jersey – 3.1%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	821,735
500,000	4.000		06/15/27	594,508
500,000	4.000	(a)	06/15/28	591,667
760,000	4.000	(a)	06/15/29	893,644
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
700,000	3.150		06/15/25	736,866

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
$ 1,255,000	0.000%		12/15/26	$1,191,932
New Jersey Transportation Trust Fund Authority Revenue Bonds (Refunding-Highway Reimbursment-Garvee NTS) Series A (A+/Baa1)(a)
1,500,000	5.000		06/15/31	1,775,153
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,830,000	5.000		11/01/22	1,933,961
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,560,441
1,530,000	4.000		12/01/23	1,676,585
690,000	4.000		12/01/26	807,871
705,000	4.000		12/01/27	840,170
730,000	4.000	(a)	12/01/28	863,513

				14,288,046

New Mexico(a) – 2.2%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	969,215
500,000	4.000		06/01/30	570,475
1,000,000	4.000		06/01/32	1,132,236
500,000	4.000		06/01/33	564,817
The University of New Mexico Series 2001 (AA-/Aa3)(c)(d)
5,000,000	0.070		06/01/26	5,000,000
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
1,685,000	2.250		06/01/27	1,804,688

				10,041,431

New York(a) – 0.2%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	557,022
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	252,032

				809,054

North Carolina – 0.6%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,085,000	3.200		01/01/29	1,196,566
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
420,000	3.000		06/01/21	420,744
330,000	4.000		06/01/22	341,858
350,000	4.000		06/01/23	375,080
480,000	4.000	(a)	06/01/25	512,257

				2,846,505

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 6.9%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
$ 885,000	4.000%		12/01/29	$996,371
960,000	4.000		12/01/31	1,075,626
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	629,895
Cloverleaf Local School District COPS Certificates of Participation Series 2021 BAM (AA/A1)(a)(b)
650,000	2.500		12/01/50	646,432
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(b)
2,500,000	2.000		12/01/31	2,476,425
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	917,927
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	962,024
1,115,000	5.000	(a)	10/01/28	1,392,191
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	696,079
650,000	4.000		12/01/27	716,342
665,000	4.000		12/01/28	728,544
500,000	4.000		12/01/29	545,552
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	856,616
2,245,000	4.000		12/01/36	2,639,672
2,170,000	4.000		12/01/37	2,545,288
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,260,821
1,045,000	5.000		12/01/27	1,319,331
Ohio Higher Educational Facility Commission (Refunding-Cleveland Health System) Series 2013 (AA/Aa2)(a)(c)(d)
5,000,000	0.050		01/01/39	5,000,000
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,160,500
1,000,000	5.000		05/01/28	1,155,101
750,000	5.000		05/01/29	862,323
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,125,743
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,079,227
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	794,220

				31,582,250

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – 1.5%
Bryan County School Finance Authority (A/NR)
$ 895,000	4.000%		09/01/24	$997,553
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,606,984
1,795,000	4.000	(a)	12/01/30	2,136,043
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,318,640

				7,059,220

Pennsylvania – 11.7%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	1,968,842
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,448,719
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,220,092
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,542,873
1,790,000	4.000		02/15/23	1,899,260
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,907,149
Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)(b)
1,100,000	4.000		04/01/33	1,329,358
Hamburg Area School District PA Series 2021 (AA-/NR)(a)(b)
1,000,000	3.000		04/01/34	1,088,082
1,400,000	3.000		04/01/35	1,519,700
Pennsylvania State Commonwealth GO Bonds (Refunding) Series 3 (A+/Aa3)
1,895,000	5.375		07/01/21	1,910,850
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,280,261
1,550,000	2.132		03/01/25	1,586,268
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)(b)
500,000	4.000		08/15/42	568,499
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
795,000	2.100		10/01/30	825,110
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,803,561

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
$ 335,000	2.355%		12/01/26	$352,371
400,000	2.533		12/01/27	421,874
350,000	2.633		12/01/29	366,506
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,805,579
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	580,869
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,168,099
Phoenixville Area School District GO Bonds (Refunding) Series 2020 (NR/Aa2)
1,045,000	3.000		11/15/21	1,060,564
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,326,670
Salisbury Township PA School District GO Bonds Series A (A+/NR)(a)
1,390,000	4.000		02/15/27	1,562,389
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,220,880
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	2,009,902
1,610,000	2.000		09/01/29	1,656,183
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,094,483
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	278,357
225,000	5.000		05/01/29	282,166
400,000	5.000		05/01/30	507,028
450,000	5.000		05/01/31	576,583
325,000	4.000	(a)	05/01/32	384,095
325,000	4.000	(a)	05/01/33	382,487
550,000	4.000	(a)	05/01/34	645,365
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,231,719
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	627,172
520,000	4.000		07/01/27	618,114
400,000	5.000	(a)	07/01/28	494,370
500,000	4.000	(a)	07/01/33	565,016

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
$ 1,000,000	5.000%		11/01/24	$1,151,440
2,205,000	4.000	(a)	11/01/29	2,482,481
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	753,135
840,000	4.000	(a)	05/15/27	981,192
York PA GO Bonds (Refunding) Series A (NR/NR)
1,640,000	5.000		11/15/26	1,717,288

				53,203,001

Rhode Island – 1.4%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	2,038,013
760,000	4.000		11/01/32	901,870
980,000	4.000		11/01/33	1,159,288
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
1,000,000	5.000		04/01/29	1,230,214
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	953,395

				6,282,780

South Carolina – 0.3%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,156,540

South Dakota – 1.1%
South Dakota Board of Regents Housing & Auxiliary Facilities System Series 2017 (NR/Aa3)(a)
2,000,000	5.000		04/01/30	2,494,158
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	31,900
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	830,614
825,000	5.000		09/01/24	945,808
605,000	5.000		09/01/25	716,530

				5,019,010

Tennessee – 0.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	630,519
600,000	5.000	(a)	07/01/29	754,060
500,000	5.000	(a)	07/01/30	624,132

The accompanying notes are an integral part of these financial statements.	33

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
$ 525,000	3.500%	07/01/27	$532,162
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
255,000	4.050	01/01/38	272,372

			2,813,245

Texas – 7.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000	08/15/30	1,187,878
1,000,000	4.000	08/15/31	1,183,126
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000	08/15/25	860,159
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000	12/01/30	629,429
485,000	4.000	12/01/32	562,053
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000	08/15/33	1,231,622
1,000,000	4.000	08/15/34	1,250,554
1,000,000	4.000	08/15/35	1,245,067
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	862,917
500,000	4.000	08/01/33	576,265
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,106,701
980,000	5.000	09/01/28	1,163,427
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000	07/01/31	1,106,343
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,418,318
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,982,117
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,290,471
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	931,796
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,133,346

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
$ 300,000	5.000%	02/15/25	$352,640
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,131,870
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
1,000,000	0.000	02/15/25	900,572
Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)(b)
910,000	1.250	08/15/26	915,961
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,043,043
870,000	4.000	09/01/32	1,028,906

			33,094,581

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,208,808
Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	609,324

			1,818,132

Vermont – 0.5%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	338,634
400,000	5.000	06/15/25	463,357
400,000	5.000	06/15/26	472,594
780,000	5.000	06/15/27	934,192

			2,208,777

Washington(a) – 1.3%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(c)(d)
1,505,000	0.060	07/01/32	1,505,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	269,951
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A-/A1)
900,000	3.600	06/01/26	949,018
Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,500,777
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	585,437

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	190,816

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
775,000	3.450	12/01/30	820,622

			5,821,621

34	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
West Virginia(a) – 0.6%

West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
$2,065,000	5.000%	07/01/30	$2,548,827

Wisconsin(a) – 1.5%

City of Waukesha Revenue Bonds Series C (NR/MIG1)
2,000,000	3.000	07/01/21	2,001,709

Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	606,811
765,000	4.000	03/01/31	886,320
540,000	4.000	03/01/32	622,950

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,623,452

Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,129,804

			6,871,046

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $410,200,578)			$434,670,954

Shares	Dividend Rate		Value

Corporate Obligations(a) – 1.1%
Healthcare-Services – 1.1%

Sutter Health (A/A1)
4,700,000	3.695%	08/15/28	$5,176,761

TOTAL CORPORATE OBLIGATIONS
(Cost $5,055,038)			$5,176,761

Investment Company – 6.1%

State Street Institutional US Government Money Market Fund — Premier Class (NR/NR)

27,650,439	0.026%		$27,650,439
(Cost $27,650,439)

TOTAL INVESTMENTS – 102.5%
(Cost $442,906,055)			$467,498,154

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%			(11,374,571)

NET ASSETS – 100.0%			$456,123,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	All or portion represents a forward commitment.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(d)	Rate shown is that which is in effect on April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund

The accompanying notes are an integral part of these financial statements.	35

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 04/30/21	AS OF 10/31/20

General Obligation	36.4%	32.9%
Lease	12.6	13.0
Education	10.3	11.8
Hospital	8.9	7.1
Limited Tax	8.3	6.3
Single Family Housing	6.2	6.5
Investment Company	6.1	8.5
Transportation	5.2	5.7
Prerefunded/Escrow to Maturity	2.1	1.6
Water/Sewer	1.9	1.9
Multi Family Housing	1.6	1.1
Power	1.4	1.4
Student	1.0	1.0
Not For Profit	0.5	0.4

TOTAL INVESTMENTS	102.5%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.8%
California(a) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$2,000,000	0.000%		07/01/27	$1,844,486
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000		08/01/28	2,860,823

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	2,099,454

				6,804,763

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,312,405

Illinois(b) – 3.2%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,648,524

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	3,174,766

Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125		02/01/30	2,157,343

Village of Westchester IL County GO Bonds Series 2021 (AA/A2)(b)
1,980,000	4.000		12/01/40	2,282,591

Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	586,809
500,000	4.000		12/01/35	585,288
500,000	4.000		12/01/36	583,453
515,000	4.000		12/01/37	599,236

				12,618,010

Indiana – 1.1%

Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(b)
2,000,000	4.000		01/15/35	2,300,108

Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	559,337
860,000	3.000		08/01/28	955,866
500,000	3.000	(b)	08/01/33	545,588

				4,360,899

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,520,043

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Maine(b) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
$2,640,000	4.000%		10/01/33	$3,126,786

Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(c)
1,700,000	3.000		11/01/35	1,935,677

				5,062,463

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,850,257

Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	3,133,178

				4,983,435

Missouri – 87.5%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000		08/15/28	896,874
645,000	4.000		08/15/29	755,011
825,000	4.000		08/15/30	957,395
555,000	4.000		08/15/31	633,198

Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (NR/Aa2)(b)(d)
1,000,000	5.000		10/01/22	1,068,942

Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000		03/01/27	2,061,936

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000		10/01/33	2,332,285
1,655,000	4.000		10/01/34	1,861,861

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000		06/01/26	787,803

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000		03/01/31	1,075,394
750,000	4.000		03/01/37	863,636

Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	622,546

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000		10/01/36	1,604,202
1,735,000	4.000		10/01/38	1,946,575

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,800,082
1,850,000	4.000	(b)	10/01/30	2,184,008

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(b)
$1,000,000	5.000%		04/01/35	$1,306,750
760,000	5.000		04/01/36	989,874
1,435,000	5.000		04/01/37	1,862,486

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000		03/01/34	1,142,860
1,000,000	4.000		03/01/35	1,139,347
1,000,000	4.000		03/01/36	1,134,852

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000		03/01/33	1,145,208
1,000,000	4.000		03/01/34	1,142,860

Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (AA+/NR)(b)
1,735,000	4.000		03/01/30	2,035,369

Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,396,303

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000		10/01/42	534,235

County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	591,518
505,000	5.000		09/01/25	598,570

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(b)
3,370,000	5.000		03/01/36	3,904,751

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,263,132
1,100,000	4.000	(b)	04/01/28	1,286,529

County of Greene MO Certificate of Participation Series 2018 (NR/Aa3)(b)
1,000,000	4.000		09/01/31	1,189,405

County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,638,614
1,240,000	3.000		10/01/26	1,385,175

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,504,504
1,215,000	5.000		12/01/25	1,451,871

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,331,556
1,200,000	4.000		03/01/33	1,382,898
625,000	4.000		03/01/34	718,510

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
$ 700,000	5.000%		04/01/28	$879,329
830,000	5.000	(b)	04/01/30	1,062,331
905,000	5.000	(b)	04/01/31	1,153,476

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,122,495

Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,410,279
1,000,000	5.000		09/01/37	1,244,831

Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(d)
4,280,000	5.000		04/01/22	4,470,760

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,066,982

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,059,436
985,000	4.000		03/01/32	1,140,507

Greenwood MO GO Build America Bonds Taxable Series B(AA-/NR)(b)
350,000	5.625		03/01/25	351,156

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,843,530

Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,323,599

Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,726,055

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	614,572
875,000	3.000		04/01/23	914,102
500,000	3.000		04/01/24	532,729
960,000	3.000	(b)	04/01/26	1,017,645

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	550,983
900,000	4.000		05/01/25	1,017,039
700,000	4.000	(b)	05/01/27	810,972
630,000	4.000	(b)	05/01/29	723,775
675,000	4.000	(b)	05/01/30	774,840

Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	996,187
580,000	4.000		03/01/30	678,975

38	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
$1,000,000	5.500%		03/01/35	$1,324,454
1,000,000	5.500		03/01/36	1,322,786

Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	607,058

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(b)
475,000	3.000		04/15/28	487,301
575,000	3.250		04/15/30	589,591
550,000	3.300		04/15/31	563,628
700,000	3.375		04/15/32	717,839

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
550,000	4.000		03/01/22	567,591
525,000	4.000		03/01/23	559,629
480,000	4.000		03/01/24	527,285
100,000	3.000		03/01/27	112,273
200,000	4.000	(b)	03/01/30	238,050
165,000	4.000	(b)	03/01/31	195,364
180,000	4.000	(b)	03/01/32	212,327
200,000	4.000	(b)	03/01/33	235,064

Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,356,198
1,365,000	4.000	(b)	03/01/28	1,619,661

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(b)
1,000,000	5.000		12/01/25	1,164,038

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(b)
1,345,000	4.000		12/01/26	1,558,615
1,455,000	4.000		12/01/28	1,676,633

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(b)
595,000	4.250		12/01/23	630,694

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa2)(b)
500,000	4.350		12/01/23	511,098
820,000	4.500		12/01/24	838,233

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(b)
675,000	4.000		03/01/31	823,353
1,575,000	4.000		03/01/32	1,907,777

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(b)
1,220,000	4.000		04/01/35	1,414,666

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,261

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
$1,525,000	4.000%		03/01/29	$1,796,524

Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(b)
585,000	3.000		04/01/29	652,391
605,000	3.000		04/01/30	667,569
420,000	3.000		04/01/31	459,056
460,000	3.000		04/01/33	498,767

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,097,287

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200		02/15/23	489,991
450,000	2.318		02/15/24	463,588
500,000	2.378		02/15/25	516,242
1,020,000	2.558		02/15/26	1,059,547
815,000	2.844		02/15/28	843,567
825,000	2.894		02/15/29	846,610

Joplin MO Schools GO Buildings – Series 2020 (AA+/NR)(b)
3,285,000	3.000		03/01/35	3,580,785

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa3)(b)
5,425,000	4.500		02/01/24	5,595,808

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	3,194,649
1,370,000	5.000		03/01/29	1,757,758

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(b)
2,130,000	5.500		09/01/29	2,166,090

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,118,420

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A2)(b)
760,000	5.000		09/01/31	762,547

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,265,586
1,000,000	5.000	(b)	09/01/31	1,247,168

Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,101,711

The accompanying notes are an integral part of these financial statements.	39

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
$ 940,000	4.000%		03/01/28	$1,104,804
1,055,000	4.000		03/01/29	1,234,334
500,000	4.000		03/01/30	581,015

Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(b)
1,000,000	3.000		03/01/40	1,068,197

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514		05/01/28	3,188,859

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(d)
485,000	5.000		05/01/22	508,549

Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,068,500

Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(b)(e)
5,000,000	0.040		12/01/33	5,000,000

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	742,236

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,474,702

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	412,656
425,000	5.000		04/01/31	442,704
475,000	5.000		04/01/32	494,786
500,000	5.000		04/01/33	520,782
500,000	5.000		04/01/34	520,708

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,120,756
635,000	2.000		04/01/27	662,832

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
800,000	4.000		04/01/28	880,891

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
595,000	5.000		01/01/30	689,138
775,000	5.000		01/01/31	897,173

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	405,551
1,850,000	5.250	(b)(d)	10/01/21	1,889,039

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series 2003 (AA+/Aa2)(e)(f)
$8,230,000	0.040%	11/15/39	$8,230,000

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500	06/01/28	1,560,782

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	702,744
640,000	5.000	10/01/26	766,804
2,030,000	5.000	10/01/27	2,481,918

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000	09/01/33	810,884
800,000	5.000	09/01/38	956,835

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000	10/01/26	2,667,984

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000	11/15/35	2,866,310

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000	12/01/33	1,130,197

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (NR/NR)(b)(d)
2,270,000	5.000	12/01/21	2,332,179

Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000	12/01/31	1,554,021

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
950,000	5.000	06/01/34	1,171,397
1,100,000	5.000	06/01/37	1,348,239

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000	05/15/33	1,397,877

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000	05/15/39	1,383,432

40	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(b)(e)
$2,500,000	0.040%		10/01/24	$2,500,000

Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	500,000

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
515,000	2.400		11/01/30	545,388
500,000	2.500		05/01/31	529,970

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b) (continued)
520,000	2.550		11/01/31	552,079

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
660,000	3.550		11/01/30	703,182

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
425,000	2.000		11/01/21	428,128
390,000	3.050	(b)	11/01/28	425,043
335,000	3.150	(b)	11/01/29	363,566
380,000	3.250	(b)	11/01/30	412,462

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)(d)
155,000	3.600		05/01/21	155,000
220,000	3.750		05/01/21	220,000
180,000	3.800		05/01/21	180,000

Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000		11/15/32	4,324,287

Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)(d)
2,835,000	4.000		04/01/22	2,932,977

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
500,000	4.000		03/01/33	579,252
800,000	4.000		03/01/34	924,551

Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(b)(e)
1,805,000	0.050		11/01/28	1,805,000

North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(b)
2,445,000	3.000		03/01/30	2,758,411

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
$2,750,000	4.000%		06/01/26	$2,853,872
2,925,000	4.000		06/01/27	3,034,993
1,000,000	4.000		06/01/28	1,037,530

O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)(d)
1,135,000	4.000		11/01/21	1,156,582

Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000		09/01/44	546,957

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000		03/01/30	1,066,741
1,000,000	4.000		03/01/34	1,064,397
1,500,000	4.000		03/01/35	1,594,915

Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000		04/01/23	1,033,349
550,000	4.000		04/01/28	568,803
800,000	4.000		04/01/29	825,267
1,475,000	4.000		04/01/30	1,525,563

Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150		07/01/27	230,532
410,000	3.450		07/01/32	418,269

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,797,856

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000		07/01/27	623,598
1,000,000	5.000		07/01/28	1,276,009

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000		04/01/23	3,105,078

Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,345,534

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	602,583

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,493,984

Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	925,000

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,835,825
1,220,000	5.000	(b)	07/01/28	1,510,292

The accompanying notes are an integral part of these financial statements.	41

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2) (continued)
$1,400,000	5.000	%(b)	07/01/30	$1,704,697

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,335,000	2.000		05/01/21	1,335,000
1,000,000	4.000	(b)	05/01/26	1,071,912
1,405,000	4.000	(b)	05/01/27	1,505,016

Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,331,947
1,340,000	5.000	(b)	04/01/23	1,399,220

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(b)
470,000	4.000		11/01/34	551,037
475,000	4.000		11/01/35	555,660
815,000	4.000		11/01/36	950,740
845,000	4.000		11/01/37	983,183
920,000	4.000		11/01/38	1,067,966

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(b)
1,570,000	3.000		07/15/32	1,775,221
1,615,000	3.000		07/15/33	1,814,947
1,665,000	3.000		07/15/34	1,862,625

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,144,215

St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,000,000

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,273,122

St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(b)
1,000,000	4.000		04/01/35	1,135,142
2,000,000	4.000		04/01/36	2,264,219
2,515,000	4.000		04/01/37	2,839,225

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	1,981,413
1,930,000	4.000		04/01/26	2,058,767
2,010,000	4.000		04/01/27	2,142,756

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,126,078

St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,790,711

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(b)
$1,280,000	5.000%		07/01/23	$1,347,577

St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
800,000	3.000		04/01/22	820,391
800,000	3.000	(b)	04/01/23	818,986

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,337,555

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,545,307
1,390,000	5.000		04/15/26	1,678,028

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,124,651
2,595,000	4.000	(b)	02/15/35	2,899,414

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(b)
1,900,000	3.000		03/15/39	1,972,446

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,154,238
1,000,000	4.000		04/01/30	1,153,267

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,984,292
1,840,000	4.000		03/01/34	2,112,235

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(b)
865,000	3.000		06/01/25	917,781

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,047,024

Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	407,957
535,000	4.000		03/01/26	620,713
555,000	4.000		03/01/27	658,074
450,000	4.000	(b)	03/01/35	513,549
500,000	4.000	(b)	03/01/37	565,179
755,000	4.000	(b)	03/01/39	850,200

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(b)
500,000	3.000		03/01/36	540,493
560,000	3.000		03/01/37	603,958

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	595,564
890,000	4.000		03/01/33	1,056,903

42	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
$1,160,000	4.000%		08/01/25	$1,318,701
1,000,000	4.000	(b)	08/01/26	1,137,049

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,863,968
2,095,000	0.000		03/01/27	1,881,579

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,685,413

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(b)
1,810,000	4.000		04/01/32	2,025,685
1,800,000	4.000		04/01/33	2,011,562
1,800,000	4.000		04/01/34	2,008,198

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	639,520
990,000	4.000	(b)	04/01/25	1,089,279

				343,209,833

North Dakota(b) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,437,193
360,000	3.150		01/01/36	375,482

				2,812,675

Ohio(b) – 1.0%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(c)
1,500,000	2.000		12/01/31	1,485,855

Northeast Ohio Regional Sewer District Revenue Bonds (Refunding) Series 2019 (AA+/Aa1)
2,000,000	3.000		11/15/38	2,238,431

				3,724,286

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $367,315,995)				$387,408,812

Shares	Dividend Rate	Value

Investment Company – 1.4%
State Street Institutional US Government Money Market Fund — Premier Class
5,631,692	0.026%	$5,631,692
(Cost $5,631,692)

TOTAL INVESTMENTS – 100.2%
(Cost $372,947,687)		$393,040,504

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(771,788)

NET ASSETS – 100.0%		$392,268,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	All or portion represents a forward commitment.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(f)	Rate shown is that which is in effect on April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
Non-ACE	—Non-Adjust Current Earnings
Non-AMT	—Non-Alternative Minimum Tax
NR	—Not Rated

The accompanying notes are an integral part of these financial statements.	43

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 04/30/21	AS OF 10/31/20

Lease	31.2%	28.8%
General Obligation	26.8	24.2
Hospital	9.1	9.9
Education	7.5	9.1
Limited Tax	4.9	4.5
Water/Sewer	4.2	3.8
Single Family Housing	3.8	4.1
Prerefunded/Escrow to Maturity	3.2	4.1
Power	2.6	2.7
Transportation	2.6	2.3
Investment Company	1.4	3.6
Not For Profit	1.3	1.6
Crossover	1.1	1.1
Multi Family Housing	0.5	0.1

TOTAL INVESTMENTS	100.2%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

44	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 97.3%
Alabama(a) – 0.6%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$1,000,000	4.000%		12/01/35	$1,120,523

California(b) – 2.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	617,903
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,799,259
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,234,195

				4,651,357

Illinois(a) – 2.0%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
415,000	3.500		08/01/31	448,486
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,164,864
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,970,614

				3,583,964

Indiana(a) – 1.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	506,024
Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)
550,000	3.000		08/01/34	597,628
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,256,734

				2,360,386

Kansas – 86.1%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,686,217
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	691,158
585,000	5.000		09/01/28	734,528
415,000	5.000	(a)	09/01/29	532,982
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	915,884
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	994,077

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
$1,000,000	4.000%		09/01/30	$1,181,336
500,000	4.000		09/01/31	585,938
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,597,425
1,305,000	4.000	(a)	09/01/28	1,554,374
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,150,365
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	706,342
600,000	4.000		12/01/29	712,193
650,000	4.000		12/01/30	765,271
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	780,243
740,000	4.000	(a)	09/01/28	886,443
City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
300,000	3.000		09/01/21	302,707
305,000	3.000		09/01/22	316,005
525,000	3.000		09/01/23	556,888
City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,401,178
1,000,000	3.000		11/01/30	1,107,238
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,146,634
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	599,271
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	548,081
350,000	3.000		10/01/28	384,494
300,000	3.000		10/01/29	327,541
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	638,954
445,000	3.000		08/01/28	499,982
525,000	3.000		08/01/29	586,353
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,076,197
City of Wichita KS GO Bonds (Refunding & Improvement) Series 2020-32 (NR/NR)
3,000,000	3.500		10/15/21	3,045,602
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,697,950
1,000,000	5.000		08/01/44	1,187,533

The accompanying notes are an integral part of these financial statements.	45

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
$ 375,000	2.950%		09/01/32	$403,902
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,237,903
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,776,834
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,954,334
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,158,008
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	440,352
310,000	5.000		12/01/37	368,500
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)
865,000	3.661		09/01/32	937,210
Goddard KS GO Bonds Series 2019-1 (NR/NR)(a)
1,000,000	3.000		12/01/22	1,015,732
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,179,293
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,227,052
1,000,000	3.500	(a)	09/01/30	1,100,846
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,152,947
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,369,700
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,048,701
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,560,468
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,696,650
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	507,792
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,164,078
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,167,067

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
$ 630,000	4.000%	10/01/30	$737,710
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000	10/01/35	1,136,306
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (NR/NR)(a)(c)
825,000	5.500	09/01/21	839,251
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000	09/01/33	608,137
600,000	5.000	09/01/34	608,097
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
700,000	4.000	04/01/22	723,605
945,000	4.000	04/01/23	1,009,795
545,000	4.000	04/01/24	599,648
1,000,000	4.000	04/01/25	1,126,957
350,000	4.000	04/01/26	403,558
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	627,445
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
2,770,000	5.000	11/15/32	2,904,420
Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000	05/01/31	1,998,387
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,003,359
790,000	5.250	06/01/42	792,679
Kansas Economic Development Authority Revenue Bonds Series 2020-T (A+/A1)
4,000,000	5.000	12/01/21	4,110,275
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,485,649
1,110,000	5.000	09/01/34	1,315,128
Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a) (d) (e)
6,940,000	0.040	03/01/41	6,940,000
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	2,027,759
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,161,743
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,087,788

46	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
$1,715,000	5.000%		07/01/32	$2,116,605
1,335,000	4.000		07/01/37	1,512,521
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series II (NR/NR)
2,770,000	4.000		05/01/21	2,770,000
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(c)	09/01/26	591,264
1,165,000	4.000		09/01/31	1,352,193
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000		09/01/22	525,128
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,165,109
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,217,451
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	543,925
250,000	3.000		09/01/39	271,214
380,000	3.000		09/01/40	411,192
400,000	3.000		09/01/41	431,530
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,627,022
1,180,000	3.000		09/01/28	1,232,524
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
1,930,000	4.000		09/01/22	2,028,316
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	192,400
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	1,979,625
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,254,624
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,231,737
1,000,000	4.000		10/01/31	1,244,813
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	1,051,347
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,684,541
800,000	4.000		09/01/25	894,791
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,647,441

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
$1,300,000	4.000%		10/01/29	$1,516,779
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	337,270
715,000	4.000	(a)	09/01/29	853,410
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,064,864
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,180,296
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
700,000	4.000		09/01/25	807,291
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	551,708
1,000,000	4.000		09/01/31	1,136,560
1,065,000	5.000		09/01/32	1,257,184
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	451,758
450,000	3.000		09/01/23	477,332
490,000	3.000		09/01/25	539,725
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	710,060
650,000	4.000		09/01/30	763,949
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,940,199
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,034,792
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,262,054
1,250,000	5.000	(a)	09/01/32	1,559,050
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,912,665
1,930,000	5.000	(a)	09/01/48	2,342,145
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	475,003
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)(f)
490,000	4.000		07/01/26	568,406
515,000	4.000		07/01/27	606,376
555,000	4.000		07/01/29	667,256
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	706,498

The accompanying notes are an integral part of these financial statements.	47

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
$ 940,000	4.000%	12/01/42	$1,065,486
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,245,850
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	465,003
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000	10/01/29	1,860,514
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000	09/01/22	558,691
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,147,330
1,000,000	4.250	09/01/39	1,106,014
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	1,061,393
Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500	09/01/26	627,609

			158,450,282

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
30,000	5.300	01/01/30	30,225

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,812,965

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	1,083,425

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,119,841

Texas(a) – 1.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,183,209
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,249,208

			2,432,417

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
$ 675,000	3.000%	04/01/34	$716,950
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	527,395

			1,244,345

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,129,803

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $169,073,416)			$179,019,533

Shares	Dividend Rate	Value

Investment Company – 3.1%
State Street Institutional US Government Money Market Fund — Premier Class
5,698,007	0.026%	$ 5,698,007
(Cost $5,698,007)

TOTAL INVESTMENTS – 100.4%
(Cost $174,771,423)		$184,717,540

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(780,492)

NET ASSETS – 100.0%		$183,937,048

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2021.

(e)	Rate shown is that which is in effect on April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	All or portion represents a forward commitment.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

48	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/21	AS OF 10/31/20

General Obligation	41.6%	44.8%
Lease	15.1	15.7
Hospital	12.2	11.3
Prerefunded/Escrow to Maturity	10.6	6.8
Water/Sewer	5.2	5.3
Education	5.1	3.1
Investment Company	3.1	5.7
Transportation	3.1	3.7
Limited Tax	1.6	1.6
Single Family Housing	1.2	1.4
Power	1.2	1.2
Crossover	0.4	0.3

TOTAL INVESTMENTS	100.4%	100.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $128,316,849, $255,592,639, $214,740,250 and $1,121,445,214, respectively)	$228,023,636	$332,296,536	$314,947,038	$1,185,183,718
Receivables:
Interest and dividends	32,112	456,305	35,479	7,501,625
Fund shares sold	34,846	635,001	127,086	1,639,768
Investments sold	578,651	—	—	—
Other	2,511	7,508	3,466	14,737

Total Assets	228,671,756	333,395,350	315,113,069	1,194,339,848

Liabilities:
Payables:
Dividends	—	—	—	1,829,645
Investments purchased on an extended settlement basis	—	—	—	1,499,967
Advisory fees	74,891	79,655	119,811	350,693
Deferred trustee fees	53,650	70,692	41,933	343,963
Administrative fees	25,744	36,508	35,534	134,114
Fund shares redeemed	5,286	7,309	14,100	281,006
Accrued expenses	62,379	87,411	70,323	280,220

Total Liabilities	221,950	281,575	281,701	4,719,608

Net Assets:
Paid-in capital	105,198,924	254,852,792	186,744,195	1,126,560,580
Total distributable earnings	123,250,882	78,260,983	128,087,173	63,059,660

Net Assets	$228,449,806	$333,113,775	$314,831,368	$1,189,620,240

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,536,161	9,538,623	5,647,162	57,590,868
Net asset value (net assets/shares outstanding)	$50.36	$34.92	$55.75	$20.66

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2021 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $71,175,501, $442,906,055, $372,947,687 and $174,771,423, respectively)	$72,408,595	$467,498,154	$393,040,504	$184,717,540
Receivables:
Investments sold	—	6,871,301	—	—
Interest and dividends	173,775	4,267,082	2,798,726	1,408,882
Fund shares sold	49,987	675,906	736,869	57,537
Reimbursement from adviser	16,827	—	—	1,038
Other	1,125	5,171	4,426	2,060

Total Assets	72,650,309	479,317,614	396,580,525	186,187,057

Liabilities:
Payables:
Investments purchased on an extended settlement basis	—	22,186,286	3,428,037	1,836,762
Fund shares redeemed	1,162,316	64,466	10,885	9,414
Investments purchased	1,000,915	—	—	—
Deferred trustee fees	49,641	106,956	116,239	44,792
Dividends	30,108	548,005	500,805	210,798
Advisory fees	29,257	122,283	109,136	65,151
Administrative fees	8,046	51,434	44,203	20,752
Accrued expenses	59,527	114,601	102,504	62,340

Total Liabilities	2,339,810	23,194,031	4,311,809	2,250,009

Net Assets:
Paid-in capital	74,286,967	428,947,947	374,842,025	174,084,515
Total distributable earnings (loss)	(3,976,468)	27,175,636	17,426,691	9,852,533

Net Assets	$70,310,499	$456,123,583	$392,268,716	$183,937,048

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,114,627	22,282,889	19,429,991	9,134,877
Net asset value (net assets/shares outstanding)	$17.09	$20.47	$20.19	$20.14

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$994,532	$4,607,665	$1,347,185	$5,607
Interest	—	—	—	17,410,383

Total Investment Income	994,532	4,607,665	1,347,185	17,415,990

Expenses:
Advisory fees	440,891	434,703	739,099	2,205,666
Administration fees	151,556	199,239	219,972	858,554
Custody, accounting and administrative services	43,048	46,903	48,528	123,601
Transfer Agent fees	36,530	58,993	26,278	43,770
Professional fees	24,980	29,992	28,620	110,066
Shareholder servicing fees	19,263	159,515	37,115	281,886
Registration fees	11,502	11,757	16,129	20,456
Trustee fees	10,652	13,822	15,342	61,451
Printing and mailing fees	2,718	4,318	4,088	14,081
Other	10,400	11,128	12,088	30,546

Total Expenses	751,540	970,370	1,147,259	3,750,077

Net Investment Income	$242,992	$3,637,295	$199,926	$13,665,913

Realized and unrealized gain (loss)
Net realized gain	23,356,249	8,771,176	27,914,816	8,404,293
Net change in unrealized gain (loss)	23,871,588	65,290,318	42,270,101	(18,145,241)

Net realized and unrealized gain (loss)	47,227,837	74,061,494	70,184,917	(9,740,948)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,470,829	$77,698,789	$70,384,843	$3,924,965

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2021 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$511,780	$4,921,517	$4,573,182	$1,970,329
Dividends	210	6,233	2,090	1,251

Total Investment Income	511,990	4,927,750	4,575,272	1,971,580

Expenses:
Advisory fees	166,216	743,375	655,698	393,656
Administration fees	45,709	313,397	265,175	125,428
Custody, accounting and administrative services	51,679	83,274	70,044	51,502
Transfer Agent fees	13,502	19,868	22,218	14,415
Professional fees	16,176	42,659	38,658	23,832
Shareholder servicing fees	22,667	30,603	59,579	16,176
Registration fees	10,184	15,970	12,713	7,983
Trustee fees	3,407	22,260	18,768	8,903
Printing and mailing fees	801	4,609	3,465	1,847
Other	7,807	14,794	13,498	9,629

Total Expenses	338,148	1,290,809	1,159,816	653,371
Less — expense reductions	(112,124)	—	—	(14,826)

Net Expenses	226,024	1,290,809	1,159,816	638,545

Net Investment Income	$285,966	$3,636,941	$3,415,456	$1,333,035

Realized and unrealized gain (loss)
Net realized gain	25,502	2,193,848	23,015	9,106
Net change in unrealized gain (loss)	(257,305)	(742,056)	1,229,369	193,306

Net realized and unrealized gain (loss)	(231,803)	1,451,792	1,252,384	202,412

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,163	$5,088,733	$4,667,840	$1,535,447

The accompanying notes are an integral part of these financial statements.	53

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
From Operations:
Net investment income	$242,992	$732,604	$3,637,295	$7,883,182
Net realized gain (loss)	23,356,249	8,334,340	8,771,176	(7,553,727)
Net change in unrealized gain (loss)	23,871,588	26,821,675	65,290,318	(23,337,112)

Net increase (decrease) in net assets from operations	47,470,829	35,888,619	77,698,789	(23,007,657)

Distributions to Shareholders:

From distributable earnings	(9,058,201)	(10,013,406)	(3,434,703)	(21,858,052)

From Share Transactions:
Proceeds from sales of shares	13,223,950	54,247,168	47,432,799	80,140,025
Reinvestment of distributions	2,398,802	2,708,119	1,587,749	11,005,675
Cost of shares redeemed	(36,287,757)	(40,307,378)	(32,317,140)	(91,115,520)

Net increase (decrease) in net assets resulting from share transactions	(20,665,005)	16,647,909	16,703,408	30,180

TOTAL INCREASE (DECREASE)	17,747,623	42,523,122	90,967,494	(44,835,529)

Net Assets:
Beginning of period	210,702,183	168,179,061	242,146,281	286,981,810
End of period	$228,449,806	$210,702,183	$333,113,775	$242,146,281

54	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
From Operations:
Net investment income	$199,926	$662,550	$13,665,913	$31,460,361
Net realized gain	27,914,816	12,993,742	8,404,293	4,322,933
Net change in unrealized gain (loss)	42,270,101	17,785,709	(18,145,241)	22,642,628

Net increase in net assets from operations	70,384,843	31,442,001	3,924,965	58,425,922

Distributions to Shareholders:

From distributable earnings	(13,614,699)	(14,509,824)	(16,184,186)	(34,901,218)

From Share Transactions:
Proceeds from sales of shares	18,028,838	87,382,310	104,962,367	238,989,135
Reinvestment of distributions	2,449,480	3,228,475	4,609,549	9,489,523
Cost of shares redeemed	(56,744,818)	(35,911,766)	(184,419,243)	(192,656,377)

Net increase (decrease) in net assets resulting from share transactions	(36,266,500)	54,699,019	(74,847,327)	55,822,281

TOTAL INCREASE (DECREASE)	20,503,644	71,631,196	(87,106,548)	79,346,985

Net Assets:
Beginning of period	294,327,724	222,696,528	1,276,726,788	1,197,379,803
End of period	$314,831,368	$294,327,724	$1,189,620,240	$1,276,726,788

The accompanying notes are an integral part of these financial statements.	55

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
From Operations:
Net investment income	$285,966	$895,506	$3,636,941	$7,803,317
Net realized gain	25,502	694,871	2,193,848	980,342
Net change in unrealized gain (loss)	(257,305)	131,946	(742,056)	7,445,484

Net increase in net assets from operations	54,163	1,722,323	5,088,733	16,229,143

Distributions to Shareholders:

From distributable earnings	(682,703)	(1,334,378)	(4,631,000)	(9,309,049)

From Share Transactions:
Proceeds from sales of shares	16,105,884	49,970,331	25,306,760	92,206,963
Reinvestment of distributions	436,975	798,690	255,444	398,050
Cost of shares redeemed	(13,975,994)	(41,488,722)	(29,283,704)	(53,930,216)

Net increase (decrease) in net assets resulting from share transactions	2,566,865	9,280,299	(3,721,500)	38,674,797

TOTAL INCREASE (DECREASE)	1,938,325	9,668,244	(3,263,767)	45,594,891

Net Assets:
Beginning of period	68,372,174	58,703,930	459,387,350	413,792,459
End of period	$70,310,499	$68,372,174	$456,123,583	$459,387,350

56	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
From Operations:
Net investment income	$3,415,456	$7,179,431	$1,333,035	$3,068,496
Net realized gain	23,015	152,108	9,106	39,026
Net change in unrealized gain	1,229,369	3,858,813	193,306	2,755,675

Net increase in net assets from operations	4,667,840	11,190,352	1,535,447	5,863,197

Distributions to Shareholders:

From distributable earnings	(3,410,081)	(7,146,099)	(1,326,761)	(3,038,602)

From Share Transactions:
Proceeds from sales of shares	28,320,505	56,742,123	13,876,341	29,488,363
Reinvestment of distributions	404,235	819,494	89,975	209,207
Cost of shares redeemed	(20,354,121)	(44,804,738)	(12,589,841)	(10,901,400)

Net increase in net assets resulting from share transactions	8,370,619	12,756,879	1,376,475	18,796,170

TOTAL INCREASE	9,628,378	16,801,132	1,585,161	21,620,765

Net Assets:
Beginning of period	382,640,338	365,839,206	182,351,887	160,731,122
End of period	$392,268,716	$382,640,338	$183,937,048	$182,351,887

The accompanying notes are an integral part of these financial statements.	57

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$42.32		$37.43	$34.61	$33.21	$27.83	$29.44

Net investment income(a)	0.05		0.15	0.21	0.23	0.24	0.28

Net realized and unrealized gain	9.89		6.95	5.69	3.04	6.77	1.26

Total from investment operations	9.94		7.10	5.90	3.27	7.01	1.54

Distributions to shareholders from net investment income	(0.15)		(0.19)	(0.22)	(0.23)	(0.24)	(0.21)

Distributions to shareholders from net realized gains	(1.75)		(2.02)	(2.86)	(1.64)	(1.39)	(2.94)

Total distributions	(1.90)		(2.21)	(3.08)	(1.87)	(1.63)	(3.15)

Net asset value, end of period	$50.36		$42.32	$37.43	$34.61	$33.21	$27.83

Total return(b)	24.01%		19.89%	19.10%	10.23%	26.67%	5.64%

Net assets, end of period (in 000s)	$228,450		$210,702	$168,179	$123,768	$117,301	$88,227

Ratio of net expenses to average net assets	0.68	%(c)	0.71%	0.75%	0.76%	0.78%	0.82%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.75%	0.76%	0.78%	0.82%

Ratio of net investment income to average net assets	0.22	%(c)	0.38%	0.61%	0.67%	0.81%	1.01%

Portfolio turnover rate	19%		37%	39%	45%	34%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$26.84		$31.50	$30.97	$33.02	$29.98	$31.65

Net investment income(a)	0.39		0.84	0.76	0.81	0.87	0.77

Net realized and unrealized gain (loss)	8.06		(3.14)	3.32	1.20	3.63	1.58

Total from investment operations	8.45		(2.30)	4.08	2.01	4.50	2.35

Distributions to shareholders from net investment income	(0.37)		(0.82)	(0.79)	(0.80)	(0.87)	(0.76)

Distributions to shareholders from net realized gains	—		(1.54)	(2.76)	(3.26)	(0.59)	(3.26)

Total distributions	(0.37)		(2.36)	(3.55)	(4.06)	(1.46)	(4.02)

Net asset value, end of period	$34.92		$26.84	$31.50	$30.97	$33.02	$29.98

Total return(b)	31.62%		(7.69)%	14.65%	6.22%	15.29%	8.48%

Net assets, end of period (in 000s)	$333,114		$242,146	$286,982	$221,189	$250,755	$273,983

Ratio of net expenses to average net assets	0.67	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.67	%(c)	0.71%	0.71%	0.79%	0.74%	0.74%

Ratio of net investment income to average net assets	2.51	%(c)	2.99%	2.52%	2.56%	2.73%	2.61%

Portfolio turnover rate	15%		54%	36%	49%	47%	41%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$46.51		$43.88	$40.44	$40.46	$34.64	$36.10

Net investment income(a)	0.03	(b)	0.11 (c)	0.14	0.18	0.20	0.21

Net realized and unrealized gain	11.37		5.36	7.00	2.58	7.43	1.21

Total from investment operations	11.40		5.47	7.14	2.76	7.63	1.42

Distributions to shareholders from net investment income	(0.10)		(0.14)	(0.17)	(0.20)	(0.18)	(0.12)

Distributions to shareholders from net realized gains	(2.06)		(2.70)	(3.53)	(2.58)	(1.63)	(2.76)

Total distributions	(2.16)		(2.84)	(3.70)	(2.78)	(1.81)	(2.88)

Net asset value, end of period	$55.75		$46.51	$43.88	$40.44	$40.46	$34.64

Total return(d)	25.11%		13.08%	19.76%	7.04%	23.03%	4.24%

Net assets, end of period (in 000s)	$314,831		$294,328	$222,697	$161,719	$150,539	$106,270

Ratio of net expenses to average net assets	0.72	%(e)	0.77%	0.81%	0.83%	0.82%	0.87%

Ratio of total expenses to average net assets	0.72	%(e)	0.77%	0.81%	0.83%	0.82%	0.87%

Ratio of net investment income to average net assets	0.12	%(e)	0.26%	0.33%	0.44%	0.55%	0.62%

Portfolio turnover rate	11%		69%	53%	71%	58%	39%
(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.10% of average net assets.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$20.85		$20.46	$19.05	$20.04	$20.22	$19.96

Net investment income(a)	0.23		0.53	0.60	0.59	0.60	0.61

Net realized and unrealized gain (loss)	(0.15)		0.44	1.45	(0.94)	(0.12)	0.33

Total from investment operations	0.08		0.97	2.05	(0.35)	0.48	0.94

Distributions to shareholders from net investment income	(0.27)		(0.58)	(0.64)	(0.64)	(0.65)	(0.66)

Distributions to shareholders from net realized gains	—		—	—	—	(0.01)	(0.02)

Total distributions	(0.27)		(0.58)	(0.64)	(0.64)	(0.66)	(0.68)

Net asset value, end of period	$20.66		$20.85	$20.46	$19.05	$20.04	$20.22

Total return(b)	0.35%		4.82%	10.90%	(1.80)%	2.44%	4.79%

Net assets, end of period (in 000s)	$1,189,620		$1,276,727	$1,197,380	$1,094,903	$1,078,318	$1,098,321

Ratio of net expenses to average net assets	0.60	%(c)	0.61%	0.62%	0.66%	0.66%	0.67%

Ratio of total expenses to average net assets	0.60	%(c)	0.61%	0.62%	0.66%	0.66%	0.67%

Ratio of net investment income to average net assets	2.19	%(c)	2.55%	3.04%	3.00%	2.99%	3.05%

Portfolio turnover rate	12%		20%	16%	17%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$17.25		$17.14	$16.73	$17.11	$17.34	$17.43

Net investment income(a)	0.08		0.23	0.34	0.28	0.22	0.21

Net realized and unrealized gain (loss)	(0.09)		0.23	0.44	(0.35)	(0.17)	(0.02)

Total from investment operations	(0.01)		0.46	0.78	(0.07)	0.05	0.19

Distributions to shareholders from net investment income	(0.15)		(0.35)	(0.37)	(0.31)	(0.28)	(0.28)

Net asset value, end of period	$17.09		$17.25	$17.14	$16.73	$17.11	$17.34

Total return(b)	(0.03)%		2.73%	4.73%	(0.38)%	0.31%	1.09%

Net assets, end of period (in 000s)	$70,310		$68,372	$58,704	$71,540	$99,011	$107,942

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	1.02	%(c)	1.05%	1.03%	0.92%	0.88%	0.88%

Ratio of net investment income to average net assets	0.97	%(c)	1.33%	2.02%	1.64%	1.28%	1.21%

Portfolio turnover rate	18%		64%	30%	17%	21%	35%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$20.45		$20.13	$18.92	$19.63	$19.84	$19.54

Net investment income(a)	0.16		0.37	0.43	0.43	0.43	0.43

Net realized and unrealized gain (loss)	0.07		0.39	1.23	(0.68)	(0.12)	0.30

Total from investment operations	0.23		0.76	1.66	(0.25)	0.31	0.73

Distributions to shareholders from net investment income	(0.16)		(0.37)	(0.43)	(0.43)	(0.43)	(0.43)

Distributions to shareholders from net realized gains	(0.05)		(0.07)	(0.02)	(0.03)	(0.09)	—

Total distributions	(0.21)		(0.44)	(0.45)	(0.46)	(0.52)	(0.43)

Net asset value, end of period	$20.47		$20.45	$20.13	$18.92	$19.63	$19.84

Total return(b)	1.11%		3.82%	8.89%	(1.31)%	1.62%	3.76%

Net assets, end of period (in 000s)	$456,124		$459,387	$413,792	$362,244	$338,416	$328,038

Ratio of net expenses to average net assets	0.57	%(c)	0.58%	0.59%	0.59%	0.61%	0.62%

Ratio of total expenses to average net assets	0.57	%(c)	0.58%	0.59%	0.59%	0.61%	0.62%

Ratio of net investment income to average net assets	1.60	%(c)	1.81%	2.20%	2.21%	2.22%	2.17%

Portfolio turnover rate	13%		19%	29%	33%	37%	27%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$20.12		$19.89	$18.84	$19.52	$19.68	$19.53

Net investment income(a)	0.18		0.38	0.44	0.47	0.48	0.47

Net realized and unrealized gain (loss)	0.07		0.23	1.05	(0.68)	(0.16)	0.15

Total from investment operations	0.25		0.61	1.49	(0.21)	0.32	0.62

Distributions to shareholders from net investment income	(0.18)		(0.38)	(0.44)	(0.47)	(0.48)	(0.47)

Net asset value, end of period	$20.19		$20.12	$19.89	$18.84	$19.52	$19.68

Total return(b)	1.23%		3.10%	7.98%	(1.09)%	1.70%	3.21%

Net assets, end of period (in 000s)	$392,269		$382,640	$365,839	$339,801	$344,291	$346,467

Ratio of net expenses to average net assets	0.60	%(c)	0.62%	0.64%	0.63%	0.64%	0.64%

Ratio of total expenses to average net assets	0.60	%(c)	0.62%	0.64%	0.63%	0.64%	0.64%

Ratio of net investment income to average net assets	1.77	%(c)	1.91%	2.26%	2.46%	2.50%	2.40%

Portfolio turnover rate	4%		13%	25%	18%	15%	21%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bod Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$20.11		$19.77	$18.75	$19.35	$19.57	$19.46

Net investment income(a)	0.15		0.36	0.43	0.42	0.43	0.42

Net realized and unrealized gain (loss)	0.03		0.34	1.02	(0.60)	(0.22)	0.11

Total from investment operations	0.18		0.70	1.45	(0.18)	0.21	0.53

Distributions to shareholders from net investment income	(0.15)		(0.36)	(0.43)	(0.42)	(0.43)	(0.42)

Net asset value, end of period	$20.14		$20.11	$19.77	$18.75	$19.35	$19.57

Total return(b)	0.87%		3.54%	7.80%	(0.94)%	1.09%	2.74%

Net assets, end of period (in 000s)	$183,937		$182,352	$160,731	$147,495	$140,555	$137,306

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.72	%(c)	0.75%	0.79%	0.77%	0.81%	0.81%

Ratio of net investment income to average net assets	1.46	%(c)	1.79%	2.23%	2.21%	2.22%	2.14%

Portfolio turnover rate	2%		16%	14%	8%	17%	11%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): The Growth Fund, The Value Fund, The MidCap Growth Fund, The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2 .

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities —Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2021:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$225,477,165	$—	$—
Exchange Traded Fund	2,296,102	—	—
Investment Company	250,369	—	—

Total	$228,023,636	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$313,241,465	$—	$—
Exchange Traded Fund	13,391,750	—	—
Investment Company	5,663,321	—	—

Total	$332,296,536	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$307,622,801	$—	$—
Exchange Traded Fund	6,922,328	—	—
Investment Company	401,909	—	—

Total	$314,947,038	$—	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$1,081,461	$607,967,749	$—
Mortgage-Backed Obligations	—	114,075,247	—
Asset-Backed Securities	—	197,901,886	—
Municipal Bond Obligations	—	115,311,837	—
U.S. Treasury and/or Other U.S. Government Agencies	93,176,948	28,477,147	—
Investment Company	27,191,443	—	—

Total	$121,449,852	$1,063,733,866	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,405,348	$—
Mortgage-Backed Obligations	—	35,646,841	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	21,979,859	10,062,581	—
Investment Company	3,313,966	—	—

Total	$25,293,825	$47,114,770	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$434,670,954	$—
Corporate Obligations	—	5,176,761	—
Investment Company	27,650,439	—	—

Total	$27,650,439	$439,847,715	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$387,408,812	$—
Investment Company	5,631,692	—	—

Total	$5,631,692	$387,408,812	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$179,019,533	$—
Investment Company	5,698,007	—	—

Total	$5,698,007	$179,019,533	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth	0.50%		0.40%

The contractual advisory fees for The Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively. For the six-month period ended April 30, 2021, the effective advisory fees were 0.40%, 0.30%, 0.46%, 0.35%, 0.50%, 0.33%, 0.34 % and 0.43%, for The Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. The administrative fee payable to Commerce has not changed. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except The MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of average net assets of The Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2022. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months period ended April 30, 2021.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$40,558,510	$—	$71,350,676
Value	—	54,049,098	—	42,683,039
MidCap Growth	—	35,229,099	—	84,320,610
Bond	59,515,588	85,119,746	98,757,005	96,026,227
Short-Term Government	10,463,055	10,076,388	4,825,837	1,244,081
National Tax-Free Intermediate Bond	—	76,392,030	—	52,301,457
Missouri Tax-Free Intermediate Bond	—	35,037,283	—	15,458,500
Kansas Tax-Free Intermediate Bond	—	10,207,559	—	3,258,400

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Value	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(179,364)	$—	$(412,291)	$(417,773)	$—
Perpetual Long-term	(6,810,927)	(1,557,868)	(4,461,130)	(2,502,861)	(188,560)
Total capital loss carryforwards:	$(6,990,291)	$(1,557,868)	$(4,873,421)	$(2,920,634)	$(188,560)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Growth	Value	MidCap Growth	Bond
Timing differences (distributions payable, deferred compensation)	$(39,515)	$(62,771)	$(37,782)	$(2,255,926)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (distributions payable, deferred compensation)	$(60,390)	$(626,126)	$(555,260)	$(228,916)

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$128,317,172	$256,226,703	$214,746,199	$1,126,816,918
Gross unrealized gain	99,920,086	77,742,511	101,337,565	71,017,861
Gross unrealized loss	(213,622)	(1,672,678)	(1,136,726)	(12,651,061)
Net unrealized security gain	$99,706,464	$76,069,833	$100,200,839	$58,366,800

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$71,234,735	$442,946,526	$372,782,145	$174,721,685
Gross unrealized gain	1,479,608	24,736,152	20,625,853	10,101,957
Gross unrealized loss	(305,748)	(184,524)	(367,494)	(106,102)
Net unrealized security gain	$1,173,860	$24,551,628	$20,258,359	$9,995,855

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments. This may impair a Fund’s liquidity or cause a deterioration in the Fund’s NAV. In addition, a Fund may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. OTHER RISKS (continued)

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. Changing interest rates may have unpredictable effects on the markets and on a Fund’s investments. Recent and any future declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield and a decline in the Fund’s share price.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. OTHER RISKS (continued)

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and The Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM and Commerce are currently evaluating the impact, if any, of applying ASU 2020-04.

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds (the “Advisory Agreement”).

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 17, 2020 (the “Annual Contract Meeting”).1

Prior to the Annual Contract Meeting, the Board of Trustees (the “Board”) received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the non-interested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (viii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objective, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the high quality of the presentations provided by the Adviser’s investment personnel at each Board meeting, which included thorough analyses of Fund operations, holdings and

[1]	Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board of Trustees that reliance on the Relief was appropriate due to circumstances related to the current and potential effects of COVID-19, the meeting was held by videoconference.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER MATTERS (continued)

performance and detailed descriptions of the operation of the equity Funds’ quantitative models. The Trustees noted that the quality of information had remained consistent even as the Board switched to virtual meetings during the year. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as one of their co-administrators, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees emphasized the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over twenty-nine years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. The Trustees also took into account the Adviser’s ability to market the Funds to retail investors and noted a general increase in the percentage of total Fund assets invested by shareholders that did not have other client relationships with the Adviser and its affiliates. In addition, the Trustees concluded that the Adviser had an excellent compliance record and provided strong compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the Annual Contract Meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the recent volatile market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge and other information provided during the meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge and data on the risk and return measures of each Fund.

The Trustees first evaluated the performance of the Trust’s three equity Funds (the “Equity Funds”) for various periods ended September 30, 2020. Among other things, they noted that the performance of each of the Equity Funds had fallen below its Broadridge category median for the one-year period. The Trustees also considered that The Value Fund had exceeded its Broadridge category median for the three-year period and The Growth and MidCap Growth Funds had slightly underperformed their respective Broadridge category medians for the same period. The Trustees considered that although the Equity Funds were affected by the volatile and unpredictable market experienced as a result of the global pandemic throughout the year, the Equity Funds’ quantitative models appeared to be operating consistently with the Adviser’s descriptions and expectations thereof. After considering the benchmark and performance information of the Equity Funds, the Trustees concluded that The MidCap Growth, Growth and Value Funds had each performed satisfactorily and in line with their quantitative investment strategies.

The Trustees next examined the performance of the Trust’s five fixed income Funds (the “Fixed Income Funds”) for various periods ended September 20, 2020. Among other things, they considered that The National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds had each exceeded their respective Broadridge category medians for the one-year and three-year periods. The Trustees discussed the returns of The Bond and

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

Short-Term Government Funds and indicated that each Fund had underperformed its Broadridge category median for the one-year period. The Board also took into account that The Short-Term Government Fund’s performance had exceeded its Broadridge category median for the three-year period, and The Bond Fund had slightly underperformed its Broadridge category median for the same period. In considering the benchmark performance for each of the tax-free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the tax-free Funds were invested. After reviewing the performance information of the Fixed Income Funds, the Trustees concluded that The Bond, Short-Term Government, National Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds had performed satisfactorily over most time periods.

Fund Fees and Expenses – The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios compared to similar funds as presented in the Broadridge information. They considered that the advisory fees for The Bond, Short-Term Government, Growth, MidCap Growth and Value Funds were lower than their respective peer group medians, the advisory fees for The Missouri Tax-Free Intermediate Bond Fund were equal to their respective peer group medians and the advisory fees for The National Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds were higher than their respective peer group medians. They also considered that net expenses for all of the Funds were generally lower than their respective Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for The MidCap Growth Fund) and the reimbursements made by the Adviser to maintain those caps. The Trustees also considered the Broadridge expense versus one-year performance charts in determining that the Funds’ shareholders were generally receiving value for the services provided by the Adviser.

The Trustees took into account information provided at the Annual Contract Meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in other instances the fees were about the same or higher. Specifically, the Trustees noted that The MidCap Growth and Short-Term Government Funds generally paid higher management fees than CTC’s similar institutional accounts; The Growth and Bond Funds generally paid management fees in the middle range as compared to CTC’s similar institutional accounts; and The Value Fund generally paid lower management fees than CTC’s similar institutional accounts. The Trustees did not review similar comparative fee information for the tax-free Funds because the Adviser and CTC did not offer investment services to comparable institutional accounts. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, risk management monitoring and various other services, and, that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board examined the Adviser’s cost of providing advisory services to the Funds, both on a pre-marketing and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that all eight of the Funds had total net operating expenses equal to or under their respective Broadridge peer group averages. The Trustees also observed that the Adviser’s net income had increased since the previous year due, in part, to CTC no longer receiving shareholder servicing fees from the Funds. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Broadridge, and noted that it was slightly below the median Broadridge peer group profitability level on a pre-marketing basis and higher than the median Broadridge

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER MATTERS (continued)

peer group profitability level on a post-marketing basis. The Trustees took into account, however, that profitability varied significantly based on an asset manager’s business model, products, services and other factors, making comparisons somewhat unreliable.

Economies of Scale – The Trustees also considered that the Funds (other than The Growth and Value Funds) had breakpoints in their respective advisory fee schedules. In addition, they considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, its receipt of soft dollar commissions from the Funds’ trades, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board. The Trustees also observed that shareholder servicing fees paid to CTC had been discontinued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	283,741	1,440,977
Reinvestment of distributions	53,142	73,508
Shares redeemed	(779,014)	(1,029,646)

Net Increase (Decrease)	(442,131)	484,839

	The Value Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	1,495,816	2,856,846
Reinvestment of distributions	49,587	379,171
Shares redeemed	(1,030,144)	(3,324,151)

Net Increase (Decrease)	515,259	(88,134)

THE COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The MidCap Growth Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	346,361	2,037,222
Reinvestment of distributions	49,502	75,741
Shares redeemed	(1,076,715)	(859,916)

Net Increase (Decrease)	(680,852)	1,253,047

	The Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	5,027,426	11,606,927
Reinvestment of distributions	220,693	459,166
Shares redeemed	(8,881,907)	(9,374,213)

Net Increase (Decrease)	(3,633,788)	2,691,880

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	939,667	2,894,048
Reinvestment of distributions	25,447	46,322
Shares redeemed	(813,579)	(2,402,091)

Net Increase	151,535	538,279

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	1,233,516	4,548,409
Reinvestment of distributions	12,456	19,644
Shares redeemed	(1,427,119)	(2,661,729)

Net Increase (Decrease)	(181,147)	1,906,324

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	1,400,231	2,826,293
Reinvestment of distributions	20,017	40,810
Shares redeemed	(1,006,775)	(2,245,951)

Net Increase	413,473	621,152

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
	Shares	Shares
Shares sold	686,818	1,473,949
Reinvestment of distributions	4,463	10,451
Shares redeemed	(623,291)	(548,379)

Net Increase	67,990	936,021

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the resul by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$1,240.10		$3.78	$1,000.00	$1,316.20		$3.85	$1,000.00	$1,251.10		$4.02	$1,000.00	$1,003.50		$2.98
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.47	+	3.36	1,000.00	1,021.22	+	3.61	1,000.00	1,021.82	+	3.01

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$999.70		$3.37	$1,000.00	$1,011.10		$2.84	$1,000.00	$1,012.30		$2.99	$1,000.00	$1,008.70		$3.49
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.97	+	2.86	1,000.00	1,021.82	+	3.01	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.68%	Short-Term Government	0.68%
Value	0.67	National Tax-Free Intermediate Bond	0.57
MidCap Growth	0.72	Missouri Tax-Free Intermediate Bond	0.60
Bond	0.60	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

The Commerce Funds

The Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

The Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

THE COMMERCE FUNDS

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

The National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

The Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

The Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

ADVISER AND CO-ADMINISTRATOR CO-ADMINISTRATOR COMMERCE INVESTMENT ADVISORS, INC. Goldman Sachs Asset Management, L.P. 922 Walnut Street, 4th Floor 200 West Street Kansas City, Missouri 64106 New York, New York 10282 CUSTODIAN/ACCOUNTING AGENT INDEPENDENT PUBLIC ACCOUNTING REGISTERED FIRM STATE STREET BANK & TRUST COMPANY 1 Lincoln Street KPMG LLP Boston, Massachusetts 02111 Two Financial Center 60 South Street Boston, Massachusetts 02111 TRANSFER AGENT DST ASSET MANAGER SOLUTIONS, INC. LEGAL COUNSEL 2000 Crown Colony Drive Quincy, Massachusetts 02167 Drinker Biddle & Reath LLP One Logan Square Suite 2000 DISTRIBUTOR Philadelphia, Pennsylvania 19103-6996 Goldman Sachs & Co. LLC 200 West Street New York, New York 10282 IMPORTANT INFORMATION This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money. The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC. The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365. NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES V. Raymond Stranghoener Chairman Charles W. Peffer Lead Independent Trustee Scott D. Monette Erika Z. Schenk OFFICERS William Schuetter President Laura Spidle Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary Jeffrey Bolin Vice President and Assistant Treasurer Peter W. Fortner Chief Accounting Officer and Treasurer Joseph McClain Assistant Secretary COMMERCE FUNDS 922 Walnut Street, 4th Floor Kansas City, MO 64106 WWW.COMMERCEFUNDS.COM 1-800-995-6365 204691-OTU-1202251

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 29, 2021

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 29, 2021